UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Disciplined Value Fund

Semiannual report 9/30/17

A message to shareholders

Dear shareholder,

Wherever stock investors look today, the markets seem to exhibit undiminished strength. Three bellwether U.S. indexes—the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite Index—simultaneously hit all-time highs more than once in recent months. While stock markets are setting records, investors have reason to be vigilant. U.S. stocks haven't experienced a drop of even 5% in more than a year. This degree of calm in a rising market is rare, and as the bull market advances, many stocks are moving deeper into overvalued territory, suggesting that market leaders are vulnerable to any setbacks.

Advancing the interests of fund shareholders

One of our primary goals is to advance the interests of our fund shareholders wherever possible. To that end, we recently announced our third round of expense reductions this year, targeting six mutual funds and two closed-end funds that together represent more than $7 billion in assets under management. Details can be found at jhinvestments.com.

In addition, we are proud to report that in May fund researcher Morningstar, Inc. formally recognized our shareholder-friendly initiatives by upgrading our parent pillar rating—a key component of the Morningstar Analyst Rating system—to positive, the highest possible rating. Morningstar evaluates select funds and their parent firms based on intensive research, including on-site due diligence. They focused on such factors as whether our portfolio managers invest meaningfully in the funds they manage, the quality of our risk management, our corporate culture, and our commitment to recognizing shareholder interests—in other words, how effective we are as stewards of investor capital. We're proud to have been recognized by Morningstar for our efforts and we're committed to continue our work of furthering the interests of our shareholders.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
32	Notes to financial statements
40	Continuation of investment advisory and subadvisory agreements
46	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/17 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	On 12-19-08, through a reorganization, the fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund's Investor shares were exchanged for Class A shares of John Hancock Disciplined Value Fund. Class A shares were first offered on 12-22-08. Returns shown prior to Class A shares' commencement date are those of the predecessor fund's Investor shares..

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stocks continued their broad-based advance

Equity markets rose across most market segments during the period, overcoming brief periods of flat performance.

The fund outperformed its benchmark

The fund's Class A share return, excluding sales charges, exceeded that of its benchmark, the Russell 1000 Value Index, by a sizeable margin.

Stock selection and sector allocation contributed positively to returns

Stock selection aided performance across a range of sectors, as did most allocation overweights and underweights.

SECTOR COMPOSITION AS OF 9/30/17 (%)

A note about risks

Value stocks may decline in price. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments in a wider variety of sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Mark E. Donovan, CFA, Boston Partners

Mark E. Donovan, CFA
Portfolio Manager
Boston Partners

How would you describe the market and economic backdrop during the six-month period ended September 30, 2017?

Stocks generally made a strong advance during the period. Three bellwether U.S. indexes—the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite Index—simultaneously hit all-time highs on several occasions, and positive performance results were equally easy to find outside the United States.

Although there were lackluster stretches of market performance, they tended to be brief. After a flat August, for example, U.S. stocks moved higher in September, reflecting the market's perception of waning tensions with North Korea. Value stocks lagged growth stocks for most of the period, but in September that trend reversed and value outperformed growth, narrowing the gap for the full period.

Positive economic data helped the markets maintain their momentum. In the United States, economic growth for the second calendar quarter was revised upward to 3.1% in the final estimate of the Bureau of Economic Analysis. Corporate earnings have generally been solid, with a weaker dollar helping to boost results for U.S.-based multinationals, in particular.

The fund outperformed its benchmark, the Russell 1000 Value Index, for the period. What factors were most responsible for this result?

Strong stock selection across a range of sectors, including information technology, industrials, healthcare, and energy, all gave a boost to the fund's benchmark-relative return. In addition, the fund's overweights in financials and healthcare helped it to make gains versus the benchmark, as did underweights in consumer staples and energy stocks.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       4

"Strong stock selection across a range of sectors, including information technology, industrials, healthcare, and energy, all gave a boost to the fund's benchmark-relative return."

Which stocks or strategies were some of the largest contributors to relative results?

Koninklijke Philips NV (Royal Philips), an out-of-benchmark holding, was one of the top contributors for the period. Royal Philips is a Dutch conglomerate that includes lighting and electronic products manufacturing along with an expanding portfolio of health and homecare technologies. Investors bid up the company's share price during the period in light of the company's improving margins, plans for share buybacks, and strategic acquisitions. We sold the position by the end of the period, locking in profits for the fund.

In the healthcare sector, the fund held a sizeable position in Gilead Sciences, Inc., which performed well for the period overall. Gilead is a large biotechnology company that has had much success with three generations of its drug treatments for HIV. The stock rose on news of Gilead's acquisition of Kite Pharmaceuticals, a leading cell therapy biotech firm, and because of Gilead's compelling valuation and attractive dividend.

In the information technology sector, our investment in DXC Technology Company also was beneficial to the fund. DXC is a recent spin-off from Hewlett Packard Enterprises, and DXC reported a strong first quarter as an independent entity. The company's share price benefited during the period because of what appeared to be a major margin expansion that resulted from cost saving

TOP 10 HOLDINGS AS OF 9/30/17 (%)

JPMorgan Chase & Co.	4.7
Bank of America Corp.	4.5
Citigroup, Inc.	3.8
Berkshire Hathaway, Inc., Class B	3.7
Chevron Corp.	3.3
Johnson & Johnson	2.9
Wells Fargo & Company	2.6
Pfizer, Inc.	2.4
Oracle Corp.	2.2
Merck & Company, Inc.	2.2
TOTAL	32.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       5

"We believe attractive investment opportunities can be found in a variety of market segments today, and we are diligently working to find them ..."
measures implemented by the company's management. In addition, the company was trading at an attractive valuation while returning cash to shareholders, which further supported the stock's advance.

What were some stocks or strategies that detracted from returns?

In the materials sector, the fund's lack of exposure to metals and mining stocks hurt the fund's results. Gold, silver, copper, and nickel all gained in value on geopolitical uncertainty emanating primarily from North Korea, so the fund's avoidance of stocks related to these commodities was a drag on performance.

Stock selection in the consumer discretionary sector detracted from returns. In particular, the fund's exposure to Twenty-First Century Fox, Inc., hurt performance. Fox is a diversified media and entertainment company that operates in cable network programming, television, film, and satellite television. The stock suffered during the period due to a variety of legal dramas engulfing the company, including defamation suits and allegations directed at company executives by female employees. After period end, it was revealed that Fox had been in discussions with The Walt Disney Company to sell all or a portion of the company.

How was the fund positioned at the end of the period?

We did not make any substantial changes to positioning by period end. Financials continued to have the largest absolute sector weighting at about 30.6% of the fund's net assets. We consider U.S. banks to be attractively valued, although somewhat less than they were a year ago. As the economy improves, we think loan growth should continue to improve. Also, interest rates are still at historically low levels and thus have substantial room to rise. Given these factors, as well as the chance of looser industry regulation on the horizon, we expect bank stocks have a long runway for growth.

As of period end, information technology continued to be the fund's largest overweight relative to the benchmark. In our view, there are many attractive companies in the sector that are generating

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       6

strong free cash flow and maintain dominant market positions, and yet these remain attractively valued for the level of cash they possess.

We believe attractive investment opportunities can be found in a variety of market segments today, and we are diligently working to find them while staying connected to those companies that we already own in the fund. As we pursue new opportunities, we will continue to invest on a stock-by-stock basis, maintaining our focus on attractive valuations, sound fundamentals, and companies that we believe possess a catalyst for improvement.

MANAGED BY

Mark E. Donovan, CFA On the fund since 2008 and its predecessor since 1997 Investing since 1981
David J. Pyle, CFA On the fund since 2008 and its predecessor since 1997 Investing since 1995

The views expressed in this report are exclusively those of Mark E. Donovan, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of Orix Corporation of Japan.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2017

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	Since inception	6-month	5-year	10-year	Since inception
Class A1	14.14	11.56	6.43	—	1.83	72.79	86.42	—
Class B1	14.24	11.55	6.19	—	1.76	72.70	82.30	—
Class C1	18.24	11.85	6.22	—	5.80	75.07	82.82	—
Class I1,2	20.45	13.02	7.28	—	7.31	84.37	101.85	—
Class I2[1,2]	20.45	13.01	7.28	—	7.31	84.30	102.01	—
Class R1[1,2]	19.66	12.23	6.61	—	6.97	78.01	89.68	—
Class R2[1,2]	19.95	12.53	6.88	—	7.11	80.43	94.56	—
Class R3[1,2]	19.82	12.36	6.70	—	7.02	79.07	91.30	—
Class R4[1,2]	20.23	12.83	7.04	—	7.26	82.84	97.41	—
Class R5[1,2]	20.52	13.10	7.28	—	7.34	85.02	101.84	—
Class R6[1,2]	20.59	13.12	7.22	—	7.40	85.26	100.83	—
Class NAV[2,3]	20.58	13.15	—	14.51	7.39	85.43	—	209.70
Index 1†	15.12	13.20	5.92	—	4.50	85.90	77.66	—
Index 2†	18.61	14.22	7.44	—	7.71	94.44	104.88	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.07	1.82	1.82	0.81	0.81	1.47	1.22	1.37	1.07	0.77	0.72	0.70
Net (%)	1.07	1.82	1.82	0.81	0.81	1.47	1.22	1.37	0.97	0.77	0.72	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B1,4	9-30-07	18,230	18,230	17,766	20,488
Class C1,4	9-30-07	18,282	18,282	17,766	20,488
Class I1,2	9-30-07	20,185	20,185	17,766	20,488
Class I2[1,2]	9-30-07	20,201	20,201	17,766	20,488
Class R1[1,2]	9-30-07	18,968	18,968	17,766	20,488
Class R2[1,2]	9-30-07	19,456	19,456	17,766	20,488
Class R3[1,2]	9-30-07	19,130	19,130	17,766	20,488
Class R4[1,2]	9-30-07	19,741	19,741	17,766	20,488
Class R5[1,2]	9-30-07	20,184	20,184	17,766	20,488
Class R6[1,2]	9-30-07	20,083	20,083	17,766	20,488
Class NAV[2]	5-29-09	30,970	30,970	30,906	33,118

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class B, Class C, Class I, and Class I2 shares commenced operations on 12-22-08; Class R3, Class R4, and Class R5 shares commenced operations on 5-22-09; Class R1, Class R6, and Class R2 shares commenced operations on 7-13-09, 9-1-11, and 3-1-12, respectively. Investor shares and Institutional shares of Robeco Boston Partners Large Cap Value Fund (the predecessor fund) commenced operations on January 16, 1997 and January 2, 1997, respectively. Returns shown prior to Class A, Class B, and Class C shares' commencement date are those of the predecessor fund's Investor shares. Returns shown prior to Class I and Class I2 shares' commencement date are those of the predecessor fund's Institutional shares. Returns shown prior to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares' commencement dates are those of the predecessor fund's Investor shares (prior to 12-22-08) and the fund's Class A shares (from 12-22-08), except that they do not include the fund's Class A shares sales charges and would be lower if they did. Returns shown prior to the commencement date of a share class would differ from the new share class only to the extent that expenses of the classes are different.
2	For certain types of investors, as described in the fund's prospectuses.
3	From 5-29-09.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2017	Ending value on 9-30-2017	Expenses paid during period ended 9-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,071.90	$5.45	1.05%
	Hypothetical example for comparison purposes	1,000.00	1,019.80	5.32	1.05%
Class B	Actual expenses/actual returns	1,000.00	1,067.60	9.33	1.80%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	9.10	1.80%
Class C	Actual expenses/actual returns	1,000.00	1,068.00	9.33	1.80%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	9.10	1.80%
Class I	Actual expenses/actual returns	1,000.00	1,073.10	4.11	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	4.00	0.79%
Class I2	Actual expenses/actual returns	1,000.00	1,073.10	4.11	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	4.00	0.79%
Class R1	Actual expenses/actual returns	1,000.00	1,069.70	7.52	1.45%
	Hypothetical example for comparison purposes	1,000.00	1,017.80	7.33	1.45%
Class R2	Actual expenses/actual returns	1,000.00	1,071.10	6.23	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	6.07	1.20%
Class R3	Actual expenses/actual returns	1,000.00	1,070.20	7.06	1.36%
	Hypothetical example for comparison purposes	1,000.00	1,018.20	6.88	1.36%
Class R4	Actual expenses/actual returns	1,000.00	1,072.60	4.94	0.95%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.81	0.95%
Class R5	Actual expenses/actual returns	1,000.00	1,073.40	3.95	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.85	0.76%
Class R6	Actual expenses/actual returns	1,000.00	1,074.00	3.64	0.70%
	Hypothetical example for comparison purposes	1,000.00	1,021.60	3.55	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,073.90	3.59	0.69%
	Hypothetical example for comparison purposes	1,000.00	1,021.60	3.50	0.69%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       11

Fund’s investments
AS OF 9-30-17 (unaudited)
	Shares	Value
Common stocks 97.8%		$14,246,809,749
(Cost $11,217,822,573)
Consumer discretionary 7.3%		1,064,055,337
Auto components 1.2%
BorgWarner, Inc.	3,269,232	167,482,755
Media 4.3%
CBS Corp., Class B	1,212,466	70,323,028
Comcast Corp., Class A	3,835,646	147,595,658
Liberty Global PLC LiLAC, Class C (A)	1,906,558	44,422,803
Time Warner, Inc.	2,077,404	212,830,040
Twenty-First Century Fox, Inc., Class A	5,876,479	155,021,516
Specialty retail 1.8%
The Home Depot, Inc.	1,111,902	181,862,691
The TJX Companies, Inc.	1,146,302	84,516,846
Consumer staples 1.9%		280,013,253
Beverages 0.7%
Coca-Cola European Partners PLC	2,422,733	100,834,147
Food and staples retailing 1.2%
CVS Health Corp.	2,203,383	179,179,106
Energy 9.1%		1,328,243,895
Oil, gas and consumable fuels 9.1%
Andeavor	1,428,585	147,358,543
Chevron Corp.	4,143,750	486,890,625
ConocoPhillips	2,734,505	136,861,975
Diamondback Energy, Inc. (A)	1,467,540	143,760,218
Energen Corp. (A)	1,212,614	66,305,734
Marathon Petroleum Corp.	2,631,274	147,561,846
Phillips 66	968,981	88,768,349
Royal Dutch Shell PLC, ADR, Class A	1,827,940	110,736,605
Financials 30.6%		4,453,290,892
Banks 18.6%
Bank of America Corp.	25,798,592	653,736,321
Citigroup, Inc.	7,645,075	556,102,756
Fifth Third Bancorp	3,580,587	100,184,824
JPMorgan Chase & Co.	7,124,231	680,435,303
KeyCorp	5,427,164	102,139,226
Lloyds Banking Group PLC, ADR	24,598,730	90,031,352
Regions Financial Corp.	9,938,132	151,357,750
Wells Fargo & Company	6,848,804	377,711,541
Capital markets 1.7%
The Goldman Sachs Group, Inc.	1,046,241	248,157,903
12	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance 2.9%
Capital One Financial Corp.	1,428,104	$120,903,285
Discover Financial Services	2,506,492	161,618,604
Navient Corp.	4,142,514	62,220,560
Synchrony Financial	2,690,672	83,545,366
Diversified financial services 3.8%
Berkshire Hathaway, Inc., Class B (A)	2,980,245	546,338,513
Insurance 3.6%
American International Group, Inc.	2,572,421	157,920,925
Chubb, Ltd.	1,349,827	192,417,839
The Allstate Corp.	1,832,976	168,468,824
Health care 17.6%		2,556,112,707
Biotechnology 2.4%
Gilead Sciences, Inc.	3,642,248	295,094,933
Shire PLC, ADR	385,944	59,103,464
Health care equipment and supplies 2.3%
Abbott Laboratories	3,080,920	164,397,891
Koninklijke Philips NV - NY Shares	3,979,856	163,970,067
Health care providers and services 4.3%
Anthem, Inc.	940,802	178,639,484
Cigna Corp.	830,842	155,317,603
DaVita, Inc. (A)	1,027,218	61,006,477
Laboratory Corp. of America Holdings (A)	462,215	69,780,599
UnitedHealth Group, Inc.	793,783	155,462,401
Pharmaceuticals 8.6%
Johnson & Johnson	3,277,128	426,059,411
Merck & Company, Inc.	5,114,251	327,465,492
Pfizer, Inc.	9,942,889	354,961,137
Sanofi, ADR	2,909,294	144,853,748
Industrials 8.0%		1,169,644,033
Aerospace and defense 4.4%
General Dynamics Corp.	520,767	107,059,280
L3 Technologies, Inc.	740,001	139,438,388
Raytheon Company	737,755	137,650,328
Spirit AeroSystems Holdings, Inc., Class A	765,773	59,515,878
United Technologies Corp.	1,692,516	196,467,257
Airlines 1.3%
Delta Air Lines, Inc.	2,427,520	117,055,014
Southwest Airlines Company	1,396,369	78,168,737
Building products 0.5%
Masco Corp.	1,827,166	71,277,746
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	13

	Shares	Value
Industrials (continued)
Electrical equipment 1.2%
Eaton Corp. PLC	2,267,008	$174,083,544
Machinery 0.6%
Cummins, Inc.	529,238	88,927,861
Information technology 16.2%		2,364,052,978
Communications equipment 2.2%
Cisco Systems, Inc.	9,512,968	319,921,114
Electronic equipment, instruments and components 3.0%
Flex, Ltd. (A)	9,058,798	150,104,283
TE Connectivity, Ltd.	3,480,259	289,070,313
Internet software and services 2.0%
Alphabet, Inc., Class A (A)	166,502	162,126,327
eBay, Inc. (A)	3,255,639	125,211,876
IT services 1.3%
DXC Technology Company	2,260,705	194,149,345
Semiconductors and semiconductor equipment 1.3%
KLA-Tencor Corp.	844,417	89,508,202
Texas Instruments, Inc.	1,104,505	99,007,828
Software 3.4%
Micro Focus International PLC, ADR (A)	587,759	18,749,512
Microsoft Corp.	2,016,688	150,223,089
Oracle Corp.	6,774,160	327,530,636
Technology hardware, storage and peripherals 3.0%
Apple, Inc.	1,448,953	223,312,636
HP, Inc.	8,378,705	167,238,952
NetApp, Inc.	1,094,581	47,898,865
Materials 6.5%		950,843,551
Chemicals 3.3%
Celanese Corp., Series A	1,221,852	127,402,508
DowDuPont, Inc.	2,745,861	190,095,957
FMC Corp.	733,905	65,545,056
Methanex Corp. (B)	1,827,824	91,939,547
Construction materials 0.6%
Cemex SAB de CV, ADR (A)	10,473,747	95,101,623
Containers and packaging 0.9%
WestRock Company	2,284,515	129,600,536
Metals and mining 1.7%
Barrick Gold Corp.	5,069,811	81,573,259
Nucor Corp.	884,171	49,548,943
Steel Dynamics, Inc.	3,482,336	120,036,122
14	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 0.6%		$80,553,103
Independent power and renewable electricity producers 0.6%
AES Corp.	7,309,719	80,553,103

	Yield (%)	Shares	Value
Securities lending collateral 0.0%			$663,078
(Cost $663,057)
John Hancock Collateral Trust (C)	1.2098(D)	66,268	663,078
Short-term investments 0.4%			$59,183,066
(Cost $59,183,066)
Money market funds 0.4%			59,183,066
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9244(D)	59,183,066	59,183,066

Total investments (Cost $11,277,668,696) 98.2%	$14,306,655,893
Other assets and liabilities, net 1.8%	266,025,264
Total net assets 100.0%	$14,572,681,157

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
At 9-30-17, the aggregate cost of investments for federal income tax purposes was $11,346,435,632. Net unrealized appreciation aggregated to $2,960,220,261, of which $3,076,912,076 related to gross unrealized appreciation and $116,691,815 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $11,277,005,639) including $656,000 of securities loaned	$14,305,992,815
Affiliated investments, at value (Cost $663,057)	663,078
Receivable for investments sold	356,288,132
Receivable for fund shares sold	16,816,295
Dividends and interest receivable	12,251,386
Receivable for securities lending income	18,235
Other receivables and prepaid expenses	796,866
Total assets	14,692,826,807
Liabilities
Payable for investments purchased	80,316,655
Payable for fund shares repurchased	36,448,482
Payable upon return of securities loaned	669,440
Payable to affiliates
Accounting and legal services fees	352,653
Transfer agent fees	833,012
Distribution and service fees	63,584
Trustees' fees	10,928
Other liabilities and accrued expenses	1,450,896
Total liabilities	120,145,650
Net assets	$14,572,681,157
Net assets consist of
Paid-in capital	$10,869,398,306
Undistributed net investment income	113,448,210
Accumulated net realized gain (loss) on investments	560,847,444
Net unrealized appreciation (depreciation) on investments	3,028,987,197
Net assets	$14,572,681,157

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,425,511,106 ÷ 64,221,439 shares)[1]	$22.20
Class B ($10,655,512 ÷ 511,244 shares)[1]	$20.84
Class C ($281,987,604 ÷ 13,493,145 shares)[1]	$20.90
Class I ($7,465,004,751 ÷ 345,720,342 shares)	$21.59
Class I2 ($57,039,612 ÷ 2,641,688 shares)	$21.59
Class R1 ($26,321,191 ÷ 1,224,718 shares)	$21.49
Class R2 ($138,728,431 ÷ 6,443,632 shares)	$21.53
Class R3 ($17,784,634 ÷ 827,374 shares)	$21.50
Class R4 ($245,966,691 ÷ 11,398,094 shares)	$21.58
Class R5 ($200,892,835 ÷ 9,289,439 shares)	$21.63
Class R6 ($3,451,512,190 ÷ 159,581,818 shares)	$21.63
Class NAV ($1,251,276,600 ÷ 57,834,628 shares)	$21.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$23.37

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       17

STATEMENT OF OPERATIONS   For the six months ended 9-30-17 (unaudited)

Investment income
Dividends	$144,403,787
Interest	1,204,787
Securities lending	58,127
Less foreign taxes withheld	(978,548)
Total investment income	144,688,153
Expenses
Investment management fees	47,264,574
Distribution and service fees	4,269,119
Accounting and legal services fees	1,159,610
Transfer agent fees	5,071,718
Trustees' fees	115,746
State registration fees	179,545
Printing and postage	364,273
Professional fees	154,293
Custodian fees	887,415
Other	102,310
Total expenses	59,568,603
Less expense reductions	(833,078)
Net expenses	58,735,525
Net investment income	85,952,628
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	490,575,660
Affiliated investments	(3,989)
490,571,671
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	440,721,614
Affiliated investments	30
440,721,644
Net realized and unrealized gain	931,293,315
Increase in net assets from operations	$1,017,245,943

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-17	Year ended 3-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$85,952,628	$157,539,153
Net realized gain	490,571,671	360,396,775
Change in net unrealized appreciation (depreciation)	440,721,644	1,846,118,027
Increase in net assets resulting from operations	1,017,245,943	2,364,053,955
Distributions to shareholders
From net investment income
Class A	—	(16,450,212)
Class B	—	(39,753)
Class C	—	(887,691)
Class I	—	(92,487,888)
Class I2	—	(621,376)
Class R1	—	(164,299)
Class R2	—	(1,181,963)
Class R3	—	(180,430)
Class R4	—	(3,068,524)
Class R5	—	(3,917,043)
Class R6	—	(35,963,782)
Class NAV	—	(13,573,944)
Total distributions	—	(168,536,905)
From fund share transactions	(784,894,281)	(841,850,128)
Total increase	232,351,662	1,353,666,922
Net assets
Beginning of period	14,340,329,495	12,986,662,573
End of period	$14,572,681,157	$14,340,329,495
Undistributed net investment income	$113,448,210	$27,495,582

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       19

Financial highlights

Class A Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.71		$17.64	$19.44	$18.94	$15.94	$14.33
Net investment income[2]	0.10		0.18	0.16	0.20	0.12	0.14
Net realized and unrealized gain (loss) on investments	1.39		3.08	(1.18)	1.19	3.85	2.09
Total from investment operations	1.49		3.26	(1.02)	1.39	3.97	2.23
Less distributions
From net investment income	—		(0.19)	(0.19)	(0.10)	(0.09)	(0.12)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.19)	(0.78)	(0.89)	(0.97)	(0.62)
Net asset value, end of period	$22.20		$20.71	$17.64	$19.44	$18.94	$15.94
Total return (%)[3,4]	7.19	[5]	18.50	(5.29)	7.53	25.30	16.04
Ratios and supplemental data
Net assets, end of period (in millions)	$1,426		$1,449	$2,375	$2,705	$2,702	$1,481
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	[6]	1.07	1.08	1.08	1.12	1.20
Expenses including reductions	1.05	[6]	1.06	1.07	1.08	1.11	1.20
Net investment income	0.96	[6]	0.96	0.87	1.04	0.68	0.95
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       20

Class B Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$19.52		$16.64	$18.38	$18.00	$15.24	$13.73
Net investment income (loss)[2]	0.02		0.03	0.02	0.04	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	1.30		2.91	(1.12)	1.13	3.67	2.01
Total from investment operations	1.32		2.94	(1.10)	1.17	3.64	2.02
Less distributions
From net investment income	—		(0.06)	(0.05)	—	—	(0.01)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.06)	(0.64)	(0.79)	(0.88)	(0.51)
Net asset value, end of period	$20.84		$19.52	$16.64	$18.38	$18.00	$15.24
Total return (%)[3,4]	6.76	[5]	17.66	(6.02)	6.68	24.21	15.09
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$13	$14	$19	$19	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81	[6]	1.82	1.85	1.91	1.96	2.08
Expenses including reductions	1.80	[6]	1.81	1.84	1.90	1.96	2.05
Net investment income (loss)	0.21	[6]	0.18	0.09	0.20	(0.17)	0.10
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       21

Class C Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$19.57		$16.69	$18.43	$18.03	$15.26	$13.74
Net investment income (loss)[2]	0.02		0.03	0.02	0.07	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	1.31		2.91	(1.12)	1.12	3.67	2.01
Total from investment operations	1.33		2.94	(1.10)	1.19	3.65	2.03
Less distributions
From net investment income	—		(0.06)	(0.05)	—	—	(0.01)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.06)	(0.64)	(0.79)	(0.88)	(0.51)
Net asset value, end of period	$20.90		$19.57	$16.69	$18.43	$18.03	$15.26
Total return (%)[3,4]	6.80	[5]	17.61	(6.00)	6.78	24.25	15.19
Ratios and supplemental data
Net assets, end of period (in millions)	$282		$293	$309	$302	$171	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81	[6]	1.82	1.83	1.84	1.88	1.98
Expenses including reductions	1.80	[6]	1.81	1.82	1.83	1.88	1.98
Net investment income (loss)	0.21	[6]	0.18	0.12	0.35	(0.09)	0.17
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       22

Class I Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.12		$17.14	$18.91	$18.44	$15.54	$13.99
Net investment income[2]	0.13		0.22	0.20	0.25	0.17	0.18
Net realized and unrealized gain (loss) on investments	1.34		3.00	(1.14)	1.16	3.75	2.04
Total from investment operations	1.47		3.22	(0.94)	1.41	3.92	2.22
Less distributions
From net investment income	—		(0.24)	(0.24)	(0.15)	(0.14)	(0.17)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.24)	(0.83)	(0.94)	(1.02)	(0.67)
Net asset value, end of period	$21.59		$20.12	$17.14	$18.91	$18.44	$15.54
Total return (%)[3]	7.31	[4]	18.80	(5.02)	7.86	25.61	16.40
Ratios and supplemental data
Net assets, end of period (in millions)	$7,465		$7,540	$6,730	$7,026	$3,671	$1,680
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[5]	0.81	0.81	0.81	0.83	0.87
Expenses including reductions	0.79	[5]	0.80	0.80	0.81	0.83	0.87
Net investment income	1.22	[5]	1.18	1.13	1.34	0.96	1.26
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       23

Class I2 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.12		$17.14	$18.92	$18.45	$15.55	$13.99
Net investment income[2]	0.13		0.22	0.20	0.24	0.17	0.18
Net realized and unrealized gain (loss) on investments	1.34		3.00	(1.15)	1.17	3.75	2.05
Total from investment operations	1.47		3.22	(0.95)	1.41	3.92	2.23
Less distributions
From net investment income	—		(0.24)	(0.24)	(0.15)	(0.14)	(0.17)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.24)	(0.83)	(0.94)	(1.02)	(0.67)
Net asset value, end of period	$21.59		$20.12	$17.14	$18.92	$18.45	$15.55
Total return (%)[3]	7.31	[4]	18.80	(5.07)	7.85	25.63	16.51
Ratios and supplemental data
Net assets, end of period (in millions)	$57		$54	$49	$89	$75	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[5]	0.81	0.82	0.84	0.87	0.92
Expenses including reductions	0.79	[5]	0.80	0.81	0.83	0.85	0.85
Net investment income	1.22	[5]	1.18	1.11	1.28	0.96	1.29
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       24

Class R1 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.09		$17.13	$18.90	$18.43	$15.54	$13.99
Net investment income[2]	0.06		0.10	0.09	0.12	0.04	0.08
Net realized and unrealized gain (loss) on investments	1.34		2.98	(1.15)	1.15	3.75	2.04
Total from investment operations	1.40		3.08	(1.06)	1.27	3.79	2.12
Less distributions
From net investment income	—		(0.12)	(0.12)	(0.01)	(0.02)	(0.07)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.12)	(0.71)	(0.80)	(0.90)	(0.57)
Net asset value, end of period	$21.49		$20.09	$17.13	$18.90	$18.43	$15.54
Total return (%)[3]	6.97	[4]	18.00	(5.66)	7.09	24.69	15.63
Ratios and supplemental data
Net assets, end of period (in millions)	$26		$27	$26	$22	$13	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	[5]	1.47	1.48	1.54	1.67	1.85
Expenses including reductions	1.45	[5]	1.46	1.47	1.53	1.57	1.58
Net investment income	0.56	[5]	0.53	0.48	0.63	0.22	0.56
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       25

Class R2 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.10		$17.13	$18.90	$18.44	$15.55	$14.00
Net investment income[2]	0.08		0.14	0.13	0.19	0.08	0.12
Net realized and unrealized gain (loss) on investments	1.35		2.99	(1.14)	1.14	3.75	2.04
Total from investment operations	1.43		3.13	(1.01)	1.33	3.83	2.16
Less distributions
From net investment income	—		(0.16)	(0.17)	(0.08)	(0.06)	(0.11)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.16)	(0.76)	(0.87)	(0.94)	(0.61)
Net asset value, end of period	$21.53		$20.10	$17.13	$18.90	$18.44	$15.55
Total return (%)[3]	7.11	[4]	18.32	(5.42)	7.39	24.98	15.90
Ratios and supplemental data
Net assets, end of period (in millions)	$139		$135	$136	$120	$38	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[5]	1.21	1.22	1.25	1.33	3.02
Expenses including reductions	1.20	[5]	1.21	1.21	1.24	1.32	1.32
Net investment income	0.80	[5]	0.78	0.74	0.99	0.45	0.80
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       26

Class R3 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.09		$17.12	$18.89	$18.43	$15.54	$13.99
Net investment income[2]	0.07		0.12	0.10	0.14	0.06	0.10
Net realized and unrealized gain (loss) on investments	1.34		2.99	(1.14)	1.15	3.74	2.04
Total from investment operations	1.41		3.11	(1.04)	1.29	3.80	2.14
Less distributions
From net investment income	—		(0.14)	(0.14)	(0.04)	(0.03)	(0.09)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.14)	(0.73)	(0.83)	(0.91)	(0.59)
Net asset value, end of period	$21.50		$20.09	$17.12	$18.89	$18.43	$15.54
Total return (%)[3]	7.02	[4]	18.17	(5.57)	7.20	24.81	15.75
Ratios and supplemental data
Net assets, end of period (in millions)	$18		$22	$30	$28	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	[5]	1.36	1.37	1.43	1.57	2.33
Expenses including reductions	1.36	[5]	1.35	1.37	1.42	1.47	1.48
Net investment income	0.65	[5]	0.66	0.57	0.73	0.35	0.67
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       27

Class R4 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.12		$17.14	$18.92	$18.45	$15.54	$13.99
Net investment income[2]	0.11		0.19	0.18	0.25	0.13	0.16
Net realized and unrealized gain (loss) on investments	1.35		3.00	(1.16)	1.12	3.76	2.03
Total from investment operations	1.46		3.19	(0.98)	1.37	3.89	2.19
Less distributions
From net investment income	—		(0.21)	(0.21)	(0.11)	(0.10)	(0.14)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.21)	(0.80)	(0.90)	(0.98)	(0.64)
Net asset value, end of period	$21.58		$20.12	$17.14	$18.92	$18.45	$15.54
Total return (%)[3]	7.26	[4]	18.63	(5.22)	7.67	25.44	16.19
Ratios and supplemental data
Net assets, end of period (in millions)	$246		$286	$268	$228	$75	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	[5]	1.07	1.06	1.08	1.11	1.63
Expenses including reductions	0.95	[5]	0.96	0.96	0.97	1.01	1.09
Net investment income	1.07	[5]	1.03	1.00	1.31	0.75	1.09
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       28

Class R5 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.15		$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[2]	0.13		0.23	0.21	0.24	0.18	0.20
Net realized and unrealized gain (loss) on investments	1.35		3.00	(1.15)	1.19	3.76	2.04
Total from investment operations	1.48		3.23	(0.94)	1.43	3.94	2.24
Less distributions
From net investment income	—		(0.24)	(0.25)	(0.17)	(0.16)	(0.17)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.24)	(0.84)	(0.96)	(1.04)	(0.67)
Net asset value, end of period	$21.63		$20.15	$17.16	$18.94	$18.47	$15.57
Total return (%)[3]	7.34	[4]	18.88	(5.02)	7.98	25.71	16.55
Ratios and supplemental data
Net assets, end of period (in millions)	$201		$200	$275	$376	$591	$415
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[5]	0.76	0.77	0.73	0.74	0.78
Expenses including reductions	0.76	[5]	0.75	0.76	0.72	0.73	0.78
Net investment income	1.26	[5]	1.27	1.16	1.27	1.05	1.42
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       29

Class R6 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.14		$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[2]	0.13		0.24	0.23	0.31	0.19	0.19
Net realized and unrealized gain (loss) on investments	1.36		3.00	(1.15)	1.12	3.75	2.06
Total from investment operations	1.49		3.24	(0.92)	1.43	3.94	2.25
Less distributions
From net investment income	—		(0.26)	(0.27)	(0.17)	(0.16)	(0.18)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.26)	(0.86)	(0.96)	(1.04)	(0.68)
Net asset value, end of period	$21.63		$20.14	$17.16	$18.94	$18.47	$15.57
Total return (%)[3]	7.40	[4]	18.97	(5.00)	7.99	25.72	16.60
Ratios and supplemental data
Net assets, end of period (in millions)	$3,452		$3,077	$2,024	$1,444	$356	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	[5]	0.72	0.72	0.72	0.74	0.82
Expenses including reductions	0.70	[5]	0.69	0.69	0.69	0.73	0.82
Net investment income	1.30	[5]	1.27	1.26	1.63	1.06	1.28
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       30

Class NAV Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$20.15		$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[2]	0.14		0.24	0.23	0.27	0.19	0.20
Net realized and unrealized gain (loss) on investments	1.35		3.01	(1.15)	1.16	3.75	2.05
Total from investment operations	1.49		3.25	(0.92)	1.43	3.94	2.25
Less distributions
From net investment income	—		(0.26)	(0.27)	(0.17)	(0.16)	(0.18)
From net realized gain	—		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	—		(0.26)	(0.86)	(0.96)	(1.04)	(0.68)
Net asset value, end of period	$21.64		$20.15	$17.16	$18.94	$18.47	$15.57
Total return (%)[3]	7.39	[4]	18.95	(4.95)	7.98	25.73	16.66
Ratios and supplemental data
Net assets, end of period (in millions)	$1,251		$1,245	$750	$844	$543	$524
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	[5]	0.70	0.70	0.69	0.71	0.74
Expenses including reductions	0.69	[5]	0.69	0.69	0.69	0.71	0.74
Net investment income	1.32	[5]	1.27	1.25	1.45	1.09	1.40
Portfolio turnover (%)	18		65	61	44	45	44

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       31

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class B and Class I2 shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       32

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2017, the fund loaned common stocks valued at $656,000 and received $669,440 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       33

agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended September 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended September 30, 2017, were $21,026.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       34

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund's average daily net assets; (b) 0.725% of the next $500 million of the fund's average daily net assets; (c) 0.700% of the next $500 million of the fund's average daily net assets; (d) 0.675% of the next $1 billion of the fund's average daily net assets; (e) 0.650% of the next $10 billion of the fund's average daily net assets; and (f) 0.625% of the fund's average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of Orix Corporation of Japan. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2017, the waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.85% for Class I2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The expense limitation expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended September 30, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$56,863	Class R3	$792
Class B	461	Class R4	10,804
Class C	11,436	Class R5	7,950
Class I	300,734	Class R6	250,269
Class I2	2,206	Class NAV	50,451
Class R1	1,063	Total	$698,498
Class R2	5,469

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended September 30, 2017 were equivalent to a net annual effective rate of 0.64% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B,Class C, Class R1, Class R2, Class R3 and Class R4 pursuant to

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       35

Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

Class A shares are currently charged 0.25% for Rule 12b-1 fees.

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $134,580 for Class R4 shares for the six months ended September 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,648,008 for the six months ended September 30, 2017. Of this amount, $269,448 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,369,109 was paid as sales commissions to broker-dealers and $9,451 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2017, CDSCs received by the Distributor amounted to $1,993, $4,295 and $12,603 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,765,954	$799,511
Class B	57,322	6,491
Class C	1,421,342	160,909
Class I	—	3,816,517
Class I2	—	27,999

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Class	Distribution and service fees	Transfer agent fees
Class R1	$99,014	$1,763
Class R2	340,166	9,056
Class R3	64,750	1,323
Class R4	467,640	18,010
Class R5	52,931	13,185
Class R6	—	216,954
Total	$4,269,119	$5,071,718

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$33,275,320	1	1.250%	$1,155

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2017 and for the year ended March 31, 2017 were as follows:

		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,451,096	$115,229,510	20,539,114	$388,446,807
Distributions reinvested	—	—	802,052	16,169,365
Repurchased	(11,198,547)	(236,006,260)	(86,000,334)	(1,631,815,250)
Net decrease	(5,747,451)	($120,776,750)	(64,659,168)	($1,227,199,078)
Class B shares
Sold	3,778	$74,931	53,502	$983,572
Distributions reinvested	—	—	1,954	37,205
Repurchased	(135,463)	(2,700,326)	(262,674)	(4,703,935)
Net decrease	(131,685)	($2,625,395)	(207,218)	($3,683,158)
Class C shares
Sold	696,001	$13,872,198	2,294,799	$41,457,536
Distributions reinvested	—	—	40,366	770,594
Repurchased	(2,154,397)	(43,001,766)	(5,884,477)	(105,397,298)
Net decrease	(1,458,396)	($29,129,568)	(3,549,312)	($63,169,168)
Class I shares
Sold	43,548,669	$896,269,736	144,377,699	$2,676,144,389
Distributions reinvested	—	—	3,746,922	73,327,256
Repurchased	(72,581,030)	(1,496,653,538)	(166,091,633)	(3,115,519,988)
Net decrease	(29,032,361)	($600,383,802)	(17,967,012)	($366,048,343)

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		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class I2 shares
Sold	42,393	$870,574	132,018	$2,457,900
Distributions reinvested	—	—	31,696	620,294
Repurchased	(70,798)	(1,456,238)	(368,108)	(6,547,472)
Net decrease	(28,405)	($585,664)	(204,394)	($3,469,278)
Class R1 shares
Sold	124,222	$2,551,555	392,546	$7,252,549
Distributions reinvested	—	—	5,244	102,673
Repurchased	(251,525)	(5,166,778)	(581,190)	(10,847,710)
Net decrease	(127,303)	($2,615,223)	(183,400)	($3,492,488)
Class R2 shares
Sold	510,980	$10,490,192	1,364,536	$25,299,713
Distributions reinvested	—	—	46,808	916,021
Repurchased	(798,741)	(16,427,745)	(2,602,693)	(48,478,299)
Net decrease	(287,761)	($5,937,553)	(1,191,349)	($22,262,565)
Class R3 shares
Sold	66,160	$1,351,508	372,780	$6,931,485
Distributions reinvested	—	—	9,224	180,427
Repurchased	(347,178)	(7,112,648)	(1,024,533)	(19,234,010)
Net decrease	(281,018)	($5,761,140)	(642,529)	($12,122,098)
Class R4 shares
Sold	889,284	$18,166,860	2,587,790	$47,469,756
Distributions reinvested	—	—	156,717	3,068,524
Repurchased	(3,696,699)	(76,410,364)	(4,194,749)	(77,959,405)
Net decrease	(2,807,415)	($58,243,504)	(1,450,242)	($27,421,125)
Class R5 shares
Sold	747,150	$15,394,024	3,586,479	$65,382,957
Distributions reinvested	—	—	199,923	3,916,493
Repurchased	(1,396,094)	(28,671,867)	(9,858,738)	(189,143,056)
Net decrease	(648,944)	($13,277,843)	(6,072,336)	($119,843,606)
Class R6 shares
Sold	21,562,947	$441,811,241	59,716,606	$1,122,362,824
Distributions reinvested	—	—	1,819,568	35,627,141
Repurchased	(14,737,932)	(304,360,022)	(26,759,489)	(498,284,467)
Net increase	6,825,015	$137,451,219	34,776,685	$659,705,498
Class NAV shares
Sold	490,640	$10,053,223	22,946,485	$438,822,065
Distributions reinvested	—	—	692,902	13,573,944
Repurchased	(4,449,807)	(93,062,281)	(5,578,239)	(105,240,728)
Net increase (decrease)	(3,959,167)	($83,009,058)	18,061,148	$347,155,281
Total net decrease	(37,684,891)	($784,894,281)	(43,289,127)	($841,850,128)

Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

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Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,587,722,106 and $3,425,033,059, respectively, for the six months ended September 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2017, funds within the John Hancock group of funds complex held 7.5% of the fund's net assets.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods and outperformed its benchmark index for the ten-year period ended December 31, 2016. The Board also noted that the fund underperformed its peer group average for the one- and three-year periods and outperformed its peer group average for the five- and ten-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the ten-year period and to the peer group for the five- and ten-year periods. The Board also took into account management's discussion of the impact of market conditions on the fund's one- and three-year performance. The Board also noted management's discussion of the fund's more recent improved performance. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor to the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also

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received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer-term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       45

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       46

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF403050	340SA 9/17 11/17

John Hancock

Small Company Fund

Semiannual report 9/30/17

A message to shareholders

Dear shareholder,

Wherever stock investors look today, the markets seem to exhibit undiminished strength. Three bellwether U.S. indexes—the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite Index—simultaneously hit all-time highs more than once in recent months. While stock markets are setting records, investors have reason to be vigilant. U.S. stocks haven't experienced a drop of even 5% in more than a year. This degree of calm in a rising market is rare, and as the bull market advances, many stocks are moving deeper into overvalued territory, suggesting that market leaders are vulnerable to any setbacks.

Advancing the interests of fund shareholders

One of our primary goals is to advance the interests of our fund shareholders wherever possible. To that end, we recently announced our third round of expense reductions this year, targeting six mutual funds and two closed-end funds that together represent more than $7 billion in assets under management. Details can be found at jhinvestments.com.

In addition, we are proud to report that in May fund researcher Morningstar, Inc. formally recognized our shareholder-friendly initiatives by upgrading our parent pillar rating—a key component of the Morningstar Analyst Rating system—to positive, the highest possible rating. Morningstar evaluates select funds and their parent firms based on intensive research, including on-site due diligence. They focused on such factors as whether our portfolio managers invest meaningfully in the funds they manage, the quality of our risk management, our corporate culture, and our commitment to recognizing shareholder interests—in other words, how effective we are as stewards of investor capital. We're proud to have been recognized by Morningstar for our efforts and we're committed to continue our work of furthering the interests of our shareholders.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
28	Notes to financial statements
34	Continuation of investment advisory and subadvisory agreements
40	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks maximum long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/17 (%)

The Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	On 12-11-09, through a reorganization, the fund acquired all of the assets of the FMA Small Company Portfolio (the predecessor fund). On that date, the predecessor fund offered its Investor shares in exchange for Class A shares of John Hancock Small Company Fund, which were first offered on 12-14-09. Class A shares' returns shown prior to this date are those of the predecessor fund's Investor shares..

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Growth outpaced value

Value-oriented companies lagged their growth-oriented counterparts for the period, posing a headwind for the fund's valuation-conscious approach.

The fund's underweight in healthcare detracted

The fund's more limited exposure to the healthcare sector detracted, especially biotechnology stocks, which did not tend to meet our valuation and quality criteria.

Finding cyclical opportunities

Toward period end, as data began to suggest a synchronized global expansion, we began to move the portfolio in a somewhat more economically sensitive direction by adding to cyclical stocks.

SECTOR COMPOSITION AS OF 9/30/17 (%)

A note about risks

The stock prices of small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Frequent trading may increase fund transaction costs. Sector investing is subject to greater risks than the market as a whole. Investments focused in one sector may fluctuate more than investments in a wider variety of sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Kathryn A. Vorisek, Mesirow Financial Investment Management, Inc.

Kathryn A. Vorisek
Portfolio Manager
Mesirow Financial

How did the fund perform during the six months ended September 30, 2017?

The fund generated solid results on an absolute basis, but lagged its benchmark, the Russell 2000 Index, for the reporting period. Relative to the benchmark, we primarily attribute this performance shortfall to a few big-picture market trends that were poorly suited to our investment approach. We have confidence in this approach over longer stretches of time, but during the past six months, challenging conditions made it difficult for the fund to keep pace with the broader small-cap stock market.

What made these conditions difficult to navigate for your management strategy?

As a reminder to shareholders, we typically favor attractively valued, higher-quality small-cap companies. During the six-month period, however, value-oriented companies tended to lag their growth-oriented counterparts. This left the fund poorly positioned in a couple of ways.

For example, we kept the fund significantly underweighted in the healthcare sector by avoiding the biotechnology industry. Most biotech companies tend to have very high valuations and low or no profits, making the stocks ill-suited to our approach. Many of these benchmark components that the fund did not own were good performers this period. In other words, even though stock selection in healthcare was positive, the fund's substantial underexposure to a key industry in an outperforming sector hampered relative results to an even greater extent.

Our valuation-conscious management approach also led us to a modest overweighting in the energy sector, where a number of stocks struck us as unfairly penalized in an environment of persistently low energy prices. These investments remained weak throughout the reporting period, and the fund's slight overweighting in the group weighed on performance relative to the benchmark.

A secondary challenge for the fund was that stocks with lower-quality characteristics, such as increased volatility or reduced profitability, tended to outperform this period. These are not the

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       4

"... during the past six months, challenging conditions made it difficult for the fund to keep pace with the broader small-cap stock market."
types of stocks that we typically consider for investment, as we believe higher-quality stocks offer better long-term performance potential, although they generally underperformed over the six months ended September 30, 2017.

Which individual stocks were notable detractors?

The fund's biggest individual detractor was Diebold Nixdorf, Inc., a manufacturer of automatic teller machines. This company formed as the result of a 2016 merger between Diebold, the leading ATM provider in the U.S., and Nixdorf, the European leader. Ongoing challenges integrating the two firms appear to have weighed on the stock, as Diebold Nixdorf lowered its 2017 revenue and earnings forecasts. At period end, the fund continued to hold the stock, as we liked Diebold Nixdorf's discounted valuation and the potential to generate long-term shareholder value, once it is able to move past its near-term difficulties.

Telecommunication-focused manufacturer Inphi, Inc. also detracted. Inphi, a maker of semiconductor components for telecom equipment customers, experienced a decline in revenue growth associated with the company's business in China. We saw increased risk with the stock and sold it from the fund during the period.

Other relative detractors were Nexstar Media Group, Inc. and ProAssurance Corp. Nexstar, a television broadcasting company, was hurt by industrywide challenges surrounding subscriber payments for large content providers. Meanwhile, ProAssurance, a provider of professional liability

TOP 10 HOLDINGS AS OF 9/30/17 (%)

IDACORP, Inc.	1.9
Chemical Financial Corp.	1.6
ALLETE, Inc.	1.6
ITT, Inc.	1.6
Capitol Federal Financial, Inc.	1.5
IBERIABANK Corp.	1.5
Itron, Inc.	1.5
MasTec, Inc.	1.5
Simmons First National Corp., Class A	1.5
Albany International Corp., Class A	1.5
TOTAL	15.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       5

"As more and more reports seemed to suggest a synchronized global expansion, we became more confident about increasing the fund's exposure to cyclical stocks."
insurance, struggled as the company had to set aside more money for claims than the market had previously expected. We began winding down the ProAssurance position, but still held a small amount at period end.

Which stocks contributed to relative performance?

The fund's top relative contributor for the period was MiMedx Group, Inc., a medical technology company with a focus on wound care treatment. MiMedx shares rose in response to two positive trends. First, the firm started to see revenue growth tied to an earlier move to boost its sales force. Second, MiMedx's margins began to improve in line with better expense management. During the period, we sold the fund's stake in MiMedx because the stock reached our target price.

Another positive was Bottomline Technologies, Inc., a maker of specialized software that enables business-to-business payments. As the firm's customers have increasingly adopted the company's new products, Bottomline has seen better financial results.

Also adding value was Trade Desk, Inc., a maker of software for clients to create and manage their digital advertising campaigns. We originally found several things attractive about this stock. First, the company has significantly increased its market share relative to its competitors. Second, it has benefited from being part of a growing industry. Trade Desk's shares rose sharply early during the six-month period, as the firm announced very strong first-quarter financial results. As with MiMedx, this stock reached our target price, and we ultimately sold it from the fund in search of other opportunities offering what we saw as a better risk/reward trade-off.

What changes did you make to the fund?

Over the course of the period, we've seen steady improvement in economic data on a global basis. As more and more reports seemed to suggest a synchronized global expansion, we became more confident about increasing the fund's exposure to cyclical stocks. We saw these economically sensitive businesses as well positioned to benefit if global economic conditions continued their improvement trend.

As a result, we increased the fund's allocation to industrials and banks, while selling some holdings

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       6

in more defensive categories, such as consumer staples, a sector that tends to be less influenced by economic cycles.

Also, to take advantage of what we saw as more favorable economic conditions globally, we have more recently pursued selected investment opportunities in companies that have revenue exposure outside the U.S. to broaden the fund's geographic exposure. At period end, roughly 40% of the fund was invested in companies with non-U.S. revenue sources.

Can you tell us about an upcoming change to the fund?

Pending shareholder approval, effective as of the close of business on or about February 16, 2018, the fund will be merged into John Hancock Small Cap Core Fund and Mesirow Financial will no longer manage the fund.

MANAGED BY

Kathryn A. Vorisek On the fund and its predecessor since 1998 Investing since 1984
Leo Harmon, CFA On the fund and its predecessor since 2006 Investing since 1993

The views expressed in this report are exclusively those of Kathryn A. Vorisek, Mesirow Financial Investment Management, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	14.51	10.91	5.88	1.20	67.83	77.06
Class I1,2	20.92	12.40	6.68	6.69	79.43	90.98
Class R1[1,2]	20.14	11.66	6.14	6.36	73.57	81.45
Class R2[1,2]	20.42	11.95	6.37	6.50	75.84	85.50
Class R3[1,2]	20.19	11.76	6.21	6.38	74.38	82.74
Class R4[1,2]	20.74	12.24	6.52	6.61	78.10	87.99
Class R5[1,2]	20.93	12.45	6.69	6.71	79.78	91.09
Class R6[1,2]	20.94	12.53	6.70	6.68	80.42	91.31
Class ADV[1,2]	20.62	12.16	6.50	6.56	77.53	87.66
Index†	20.74	13.79	7.85	8.27	90.80	112.87

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class ADV
Gross (%)	1.47	1.16	1.82	1.57	1.72	1.42	1.12	1.07	1.42
Net (%)	1.44	1.14	1.81	1.56	1.71	1.31	1.11	1.07	1.35

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1,2	9-30-07	19,098	19,098	21,287
Class R1[1,2]	9-30-07	18,145	18,145	21,287
Class R2[1,2]	9-30-07	18,550	18,550	21,287
Class R3[1,2]	9-30-07	18,274	18,274	21,287
Class R4[1,2]	9-30-07	18,799	18,799	21,287
Class R5[1,2]	9-30-07	19,109	19,109	21,287
Class R6[1,2]	9-30-07	19,131	19,131	21,287
Class ADV[1,2]	9-30-07	18,766	18,766	21,287

The Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class ADV shares of the fund commenced operations on 12-14-09. Class R1, Class R3, Class R4, and Class R5 shares of the fund commenced operations on 4-30-10. Class R2 and Class R6 shares of the fund commenced operations on 3-1-12 and 9-1-11, respectively. Returns shown prior to 12-14-09 are those of FMA Small Company Portfolio's (predecessor fund) Investor shares. Returns shown prior to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares' commencement dates are those of the fund's Class A shares, except that they do not include the fund's Class A shares sales charges and would be lower if they did. Returns shown prior to the commencement date of a share class would differ from the new share class only to the extent that expenses of the classes are different.
2	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2017	Ending value on 9-30-2017	Expenses paid during period ended 9-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,065.40	$7.40	1.43%
	Hypothetical example for comparison purposes	1,000.00	1,017.90	7.23	1.43%
Class I	Actual expenses/actual returns	1,000.00	1,066.90	5.85	1.13%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.72	1.13%
Class R1	Actual expenses/actual returns	1,000.00	1,063.60	9.31	1.80%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	9.10	1.80%
Class R2	Actual expenses/actual returns	1,000.00	1,065.00	8.02	1.55%
	Hypothetical example for comparison purposes	1,000.00	1,017.30	7.84	1.55%
Class R3	Actual expenses/actual returns	1,000.00	1,063.80	8.80	1.70%
	Hypothetical example for comparison purposes	1,000.00	1,016.50	8.59	1.70%
Class R4	Actual expenses/actual returns	1,000.00	1,066.10	6.68	1.29%
	Hypothetical example for comparison purposes	1,000.00	1,018.60	6.53	1.29%
Class R5	Actual expenses/actual returns	1,000.00	1,067.10	5.70	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.57	1.10%
Class R6	Actual expenses/actual returns	1,000.00	1,066.80	5.70	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.57	1.10%
Class ADV	Actual expenses/actual returns	1,000.00	1,065.60	6.94	1.34%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.78	1.34%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       11

Fund’s investments
AS OF 9-30-17 (unaudited)
	Shares	Value
Common stocks 97.7%		$348,810,353
(Cost $298,989,733)
Consumer discretionary 10.2%		36,318,701
Auto components 1.2%
Visteon Corp. (A)	34,540	4,275,016
Diversified consumer services 1.2%
Adtalem Global Education, Inc.	115,620	4,144,977
Hotels, restaurants and leisure 2.2%
Boyd Gaming Corp.	154,105	4,014,435
Extended Stay America, Inc.	197,880	3,957,600
Media 1.7%
Nexstar Media Group, Inc., Class A	69,075	4,303,373
WideOpenWest, Inc. (A)	118,810	1,791,655
Specialty retail 2.5%
DSW, Inc., Class A	35,915	770,801
Lithia Motors, Inc., Class A	39,310	4,729,386
Party City Holdco, Inc. (A)	248,345	3,365,075
Textiles, apparel and luxury goods 1.4%
Wolverine World Wide, Inc.	172,145	4,966,383
Consumer staples 2.5%		8,802,738
Food and staples retailing 1.2%
Performance Food Group Company (A)	143,180	4,044,835
Household products 1.3%
Central Garden & Pet Company, Class A (A)	127,935	4,757,903
Energy 3.8%		13,763,855
Energy equipment and services 2.6%
Forum Energy Technologies, Inc. (A)	264,215	4,201,019
Patterson-UTI Energy, Inc.	243,695	5,102,973
Oil, gas and consumable fuels 1.2%
Callon Petroleum Company (A)	396,785	4,459,863
Financials 21.4%		76,460,511
Banks 13.4%
Ameris Bancorp	92,300	4,430,400
Chemical Financial Corp.	112,540	5,881,340
FNB Corp.	332,200	4,660,766
IBERIABANK Corp.	66,460	5,459,689
Independent Bank Group, Inc.	66,585	4,015,076
Old National Bancorp	261,290	4,781,607
Simmons First National Corp., Class A	92,190	5,337,801
Sterling Bancorp	214,010	5,275,347
Western Alliance Bancorp (A)	73,760	3,915,181
12	JOHN HANCOCK Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Wintrust Financial Corp.	52,085	$4,078,776
Capital markets 1.2%
Legg Mason, Inc.	111,465	4,381,689
Insurance 5.3%
American Equity Investment Life Holding Company	172,440	5,014,555
Argo Group International Holdings, Ltd.	66,105	4,065,452
Kemper Corp.	68,935	3,653,555
ProAssurance Corp.	31,015	1,694,970
The Hanover Insurance Group, Inc.	44,925	4,354,580
Thrifts and mortgage finance 1.5%
Capitol Federal Financial, Inc.	371,410	5,459,727
Health care 9.4%		33,469,827
Biotechnology 1.2%
Ligand Pharmaceuticals, Inc. (A)	32,495	4,424,194
Health care providers and services 1.3%
Acadia Healthcare Company, Inc. (A)	94,535	4,514,992
Health care technology 2.7%
Allscripts Healthcare Solutions, Inc. (A)	353,130	5,025,040
Omnicell, Inc. (A)	88,910	4,538,856
Life sciences tools and services 1.2%
PRA Health Sciences, Inc. (A)	54,115	4,121,940
Pharmaceuticals 3.0%
Pacira Pharmaceuticals, Inc. (A)	92,365	3,468,306
Prestige Brands Holdings, Inc. (A)	82,210	4,117,899
Supernus Pharmaceuticals, Inc. (A)	81,465	3,258,600
Industrials 18.1%		64,675,545
Aerospace and defense 2.5%
Aerojet Rocketdyne Holdings, Inc. (A)	117,390	4,109,824
Curtiss-Wright Corp.	45,875	4,795,773
Building products 2.0%
American Woodmark Corp. (A)	38,955	3,749,419
JELD-WEN Holding, Inc. (A)	99,560	3,536,371
Commercial services and supplies 1.0%
The Brink's Company	42,845	3,609,691
Construction and engineering 1.5%
MasTec, Inc. (A)	115,215	5,345,976
Machinery 5.9%
Albany International Corp., Class A	92,700	5,320,980
Barnes Group, Inc.	72,265	5,090,347
Crane Company	63,535	5,082,165
ITT, Inc.	128,570	5,691,794
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Company Fund	13

	Shares	Value
Industrials (continued)
Road and rail 1.5%
Saia, Inc. (A)	83,110	$5,206,842
Trading companies and distributors 3.7%
BMC Stock Holdings, Inc. (A)	201,960	4,311,846
MRC Global, Inc. (A)	263,430	4,607,391
Univar, Inc. (A)	145,770	4,217,126
Information technology 15.4%		55,077,961
Electronic equipment, instruments and components 6.9%
II-VI, Inc. (A)	120,070	4,940,881
Itron, Inc. (A)	69,090	5,351,021
Littelfuse, Inc.	18,290	3,582,645
Sanmina Corp. (A)	95,660	3,553,769
Tech Data Corp. (A)	43,985	3,908,067
VeriFone Systems, Inc. (A)	170,280	3,453,278
IT services 3.6%
Blackhawk Network Holdings, Inc. (A)	114,965	5,035,467
DST Systems, Inc.	69,705	3,825,410
Virtusa Corp. (A)	105,635	3,990,890
Semiconductors and semiconductor equipment 2.4%
Brooks Automation, Inc.	130,330	3,956,819
Power Integrations, Inc.	64,675	4,734,210
Software 1.5%
Bottomline Technologies, Inc. (A)	166,745	5,307,493
Technology hardware, storage and peripherals 1.0%
Diebold Nixdorf, Inc.	150,460	3,438,011
Materials 4.6%		16,446,388
Chemicals 2.4%
Ferro Corp. (A)	167,600	3,737,480
Ingevity Corp. (A)	75,355	4,707,427
Metals and mining 2.2%
Allegheny Technologies, Inc. (A)	150,410	3,594,799
Commercial Metals Company	231,565	4,406,682
Real estate 6.6%		23,528,673
Equity real estate investment trusts 6.6%
Brandywine Realty Trust	178,289	3,118,275
Chesapeake Lodging Trust	196,950	5,311,742
Columbia Property Trust, Inc.	29,830	647,821
DiamondRock Hospitality Company	336,755	3,687,467
Education Realty Trust, Inc.	58,040	2,092,417
Physicians Realty Trust	225,255	3,993,771
STAG Industrial, Inc.	170,265	4,677,180
14	JOHN HANCOCK Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 5.7%		$20,266,154
Electric utilities 4.3%
ALLETE, Inc.	74,455	5,754,627
IDACORP, Inc.	77,535	6,817,653
PNM Resources, Inc.	69,530	2,802,059
Gas utilities 1.4%
Spire, Inc.	65,530	4,891,815

	Yield (%)	Shares	Value
Short-term investments 2.3%			$8,049,272
(Cost $8,049,272)
Money market funds 2.3%			8,049,272
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9244(B)	8,049,272	8,049,272

Total investments (Cost $307,039,005) 100.0%	$356,859,625
Other assets and liabilities, net 0.0%	108,086
Total net assets 100.0%	$356,967,711

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-17.
At 9-30-17, the aggregate cost of investments for federal income tax purposes was $307,490,797. Net unrealized appreciation aggregated to $49,368,828, of which $55,024,600 related to gross unrealized appreciation and $5,655,772 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Company Fund	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-17 (unaudited)

Assets
Investments, at value (Cost $307,039,005)	$356,859,625
Receivable for investments sold	7,388,143
Receivable for fund shares sold	410,211
Dividends and interest receivable	302,378
Receivable due from advisor	218,048
Other receivables and prepaid expenses	74,420
Total assets	365,252,825
Liabilities
Payable for investments purchased	7,677,277
Payable for fund shares repurchased	276,321
Payable to affiliates
Accounting and legal services fees	8,631
Transfer agent fees	30,124
Distribution and service fees	319
Trustees' fees	84
Other liabilities and accrued expenses	292,358
Total liabilities	8,285,114
Net assets	$356,967,711
Net assets consist of
Paid-in capital	$275,077,373
Accumulated net investment loss	(368,733)
Accumulated net realized gain (loss) on investments	32,438,451
Net unrealized appreciation (depreciation) on investments	49,820,620
Net assets	$356,967,711

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($252,136,196 ÷ 8,275,973 shares)[1]	$30.47
Class I ($96,994,428 ÷ 3,102,759 shares)	$31.26
Class R1 ($472,680 ÷ 15,981 shares)	$29.58
Class R2 ($927,554 ÷ 30,434 shares)	$30.48
Class R3 ($250,887 ÷ 8,412 shares)	$29.82
Class R4 ($78,113 ÷ 2,536 shares)	$30.80
Class R5 ($100,110 ÷ 3,197 shares)	$31.31
Class R6 ($5,952,433 ÷ 189,092 shares)	$31.48
Class ADV ($55,310 ÷ 1,801 shares)	$30.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$32.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       16

STATEMENT OF OPERATIONS  For the six months ended 9-30-17 (unaudited)

Investment income
Dividends	$2,113,484
Interest	43,634
Total investment income	2,157,118
Expenses
Investment management fees	1,550,934
Distribution and service fees	372,544
Accounting and legal services fees	27,843
Transfer agent fees	186,323
Trustees' fees	2,952
State registration fees	79,655
Printing and postage	187,584
Professional fees	114,871
Custodian fees	21,959
Other	5,694
Total expenses	2,550,359
Less expense reductions	(232,181)
Net expenses	2,318,178
Net investment loss	(161,060)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	15,176,538
15,176,538
Change in net unrealized appreciation (depreciation) of
Investments	7,056,892
7,056,892
Net realized and unrealized gain	22,233,430
Increase in net assets from operations	$22,072,370

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-17	Year ended 3-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($161,060)	($207,673)
Net realized gain	15,176,538	29,850,179
Change in net unrealized appreciation (depreciation)	7,056,892	22,185,956
Increase in net assets resulting from operations	22,072,370	51,828,462
From fund share transactions	(5,607,038)	27,815,145
Total increase	16,465,332	79,643,607
Net assets
Beginning of period	340,502,379	260,858,772
End of period	$356,967,711	$340,502,379
Accumulated net investment loss	($368,733)	($207,673)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       18

Financial highlights

Class A Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$28.60		$24.13	$27.75	$28.67	$24.10	$20.86
Net investment loss[2]	(0.03)		(0.04)	(0.04)	(0.05)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	1.90		4.51	(1.77)	1.87	5.23	3.31
Total from investment operations	1.87		4.47	(1.81)	1.82	5.10	3.24
Less distributions
From net realized gain	—		—	(1.81)	(2.74)	(0.53)	—
Total distributions	—		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$30.47		$28.60	$24.13	$27.75	$28.67	$24.10
Total return (%)[3,4]	6.54	[5]	18.52	(6.69)	7.28	21.26	15.53
Ratios and supplemental data
Net assets, end of period (in millions)	$252		$243	$214	$180	$162	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[6]	1.45	1.46	1.43	1.47	1.54
Expenses including reductions	1.43	[6]	1.43	1.43	1.43	1.47	1.50
Net investment loss	(0.18	) [6]	(0.14)	(0.14)	(0.17)	(0.47)	(0.36)
Portfolio turnover (%)	45		123	108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       19

Class I Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$29.31		$24.65	$28.22	$29.02	$24.32	$20.96
Net investment income (loss)[2]	0.02		0.05	0.04	0.03	(0.04)	—	[3]
Net realized and unrealized gain (loss) on investments	1.93		4.61	(1.80)	1.91	5.27	3.36
Total from investment operations	1.95		4.66	(1.76)	1.94	5.23	3.36
Less distributions
From net realized gain	—		—	(1.81)	(2.74)	(0.53)	—
Total distributions	—		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$31.26		$29.31	$24.65	$28.22	$29.02	$24.32
Total return (%)[4]	6.69	[5]	18.90	(6.40)	7.61	21.61	16.03
Ratios and supplemental data
Net assets, end of period (in millions)	$97		$90	$39	$43	$50	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	[6]	1.15	1.15	1.14	1.15	1.18
Expenses including reductions	1.13	[6]	1.13	1.13	1.13	1.14	1.11
Net investment income (loss)	0.12	[6]	0.20	0.13	0.12	(0.15)	0.02
Portfolio turnover (%)	45		123	108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       20

Class R1 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$27.82		$23.56	$27.23	$28.29	$23.87	$20.71
Net investment loss[2]	(0.08)		(0.13)	(0.15)	(0.15)	(0.21)	(0.13)
Net realized and unrealized gain (loss) on investments	1.84		4.39	(1.71)	1.83	5.16	3.29
Total from investment operations	1.76		4.26	(1.86)	1.68	4.95	3.16
Less distributions
From net realized gain	—		—	(1.81)	(2.74)	(0.53)	—
Total distributions	—		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$29.58		$27.82	$23.56	$27.23	$28.29	$23.87
Total return (%)[3]	6.36	[4]	18.08	(7.01)	6.86	20.84	15.26
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	[6]	1.80	1.95	2.84	2.94	4.37
Expenses including reductions	1.80	[6]	1.79	1.80	1.80	1.80	1.80
Net investment loss	(0.58	) [6]	(0.52)	(0.56)	(0.55)	(0.82)	(0.60)
Portfolio turnover (%)	45		123	108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       21

Class R2 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$28.63		$24.17	$27.83	$28.77	$24.21	$20.96
Net investment loss[2]	(0.04)		(0.06)	(0.05)	(0.08)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	1.89		4.52	(1.80)	1.88	5.23	3.33
Total from investment operations	1.85		4.46	(1.85)	1.80	5.09	3.25
Less distributions
From net realized gain	—		—	(1.81)	(2.74)	(0.53)	—
Total distributions	—		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$30.48		$28.63	$24.17	$27.83	$28.77	$24.21
Total return (%)[3]	6.50	[4]	18.45	(6.82)	7.18	21.12	15.51
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	— [5]	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	[6]	1.51	2.21	4.66	7.99	20.22
Expenses including reductions	1.55	[6]	1.50	1.55	1.55	1.55	1.55
Net investment loss	(0.30	) [6]	(0.22)	(0.20)	(0.29)	(0.54)	(0.39)
Portfolio turnover (%)	45		123	108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       22

Class R3 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$28.04		$23.72	$27.38	$28.39	$23.94	$20.76
Net investment loss[2]	(0.06)		(0.10)	(0.11)	(0.12)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investments	1.84		4.42	(1.74)	1.85	5.17	3.30
Total from investment operations	1.78		4.32	(1.85)	1.73	4.98	3.18
Less distributions
From net realized gain	—		—	(1.81)	(2.74)	(0.53)	—
Total distributions	—		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$29.82		$28.04	$23.72	$27.38	$28.39	$23.94
Total return (%)[3]	6.38	[4]	18.21	(6.93)	7.02	20.90	15.32
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	— [5]	— [5]	— [5]	— [5]	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	[6]	1.69	2.54	9.06	10.89	5.15
Expenses including reductions	1.70	[6]	1.68	1.70	1.70	1.70	1.70
Net investment loss	(0.44	) [6]	(0.41)	(0.42)	(0.43)	(0.75)	(0.56)
Portfolio turnover (%)	45		123	108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       23

Class R4 Shares Period ended	9-30-17	[1]	3-31-17		3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$28.89		$24.32		$27.92	$28.79	$24.17	$20.87
Net investment income (loss)[2]	(0.01)		0.02		— [3]	(0.01)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	1.92		4.55		(1.79)	1.88	5.23	3.33
Total from investment operations	1.91		4.57		(1.79)	1.87	5.15	3.30
Less distributions
From net realized gain	—		—		(1.81)	(2.74)	(0.53)	—
Total distributions	—		—		(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$30.80		$28.89		$24.32	$27.92	$28.79	$24.17
Total return (%)[4]	6.61	[5]	18.79		(6.58)	7.42	21.41	15.81
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]	— [6]	— [6]	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	[7]	1.32		4.26	19.97	18.99	18.82
Expenses including reductions	1.30	[7]	1.21		1.30	1.30	1.30	1.31
Net investment income (loss)	(0.04	) [7]	0.07		(0.01)	(0.05)	(0.31)	(0.17)
Portfolio turnover (%)	45		123		108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       24

Class R5 Shares Period ended	9-30-17	[1]	3-31-17		3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$29.35		$24.68		$28.24	$29.03	$24.32	$20.96
Net investment income (loss)[2]	0.02		0.05		0.03	0.04	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	1.94		4.62		(1.78)	1.91	5.27	3.35
Total from investment operations	1.96		4.67		(1.75)	1.95	5.24	3.36
Less distributions
From net realized gain	—		—		(1.81)	(2.74)	(0.53)	—
Total distributions	—		—		(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$31.31		$29.35		$24.68	$28.24	$29.03	$24.32
Total return (%)[3]	6.71	[4]	18.92		(6.36)	7.64	21.65	16.03
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	—	[5]	— [5]	— [5]	— [5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[6]	1.10		2.53	5.61	6.05	7.78
Expenses including reductions	1.10	[6]	1.09		1.10	1.10	1.10	1.10
Net investment income	0.15	[6]	0.20		0.11	0.16	(0.11)	0.05
Portfolio turnover (%)	45		123		108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       25

Class R6 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$29.51		$24.79	$28.34	$29.08	$24.34	$20.97
Net investment income (loss)[2]	0.02		0.07	0.09	0.09	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	1.95		4.65	(1.83)	1.91	5.29	3.35
Total from investment operations	1.97		4.72	(1.74)	2.00	5.27	3.37
Less distributions
From net realized gain	—		—	(1.81)	(2.74)	(0.53)	—
Total distributions	—		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$31.48		$29.51	$24.79	$28.34	$29.08	$24.34
Total return (%)[3]	6.68	[4]	19.04	(6.30)	7.80	21.75	16.07
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$5	$5	$1	$1	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6]	1.05	1.17	4.54	7.66	18.63
Expenses including reductions	1.10	[6]	1.02	1.04	0.97	1.04	1.04
Net investment income (loss)	0.15	[6]	0.26	0.34	0.32	(0.06)	0.11
Portfolio turnover (%)	45		123	108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       26

Class ADV Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$28.82		$24.29	$27.90	$28.78	$24.17	$20.88
Net investment loss[2]	(0.02)		(0.08)	(0.02)	(0.03)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	1.91		4.61	(1.78)	1.89	5.23	3.33
Total from investment operations	1.89		4.53	(1.80)	1.86	5.14	3.29
Less distributions
From net realized gain	—		—	(1.81)	(2.74)	(0.53)	—
Total distributions	—		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$30.71		$28.82	$24.29	$27.90	$28.78	$24.17
Total return (%)[3]	6.56	[4]	18.65	(6.62)	7.39	21.37	15.76
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]	— [5]	$1	$1	$1	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44	[6]	1.38	2.05	4.17	4.51	4.91
Expenses net of fee waivers	1.34	[6]	1.34	1.34	1.34	1.34	1.34
Net investment loss	(0.13	) [6]	(0.32)	(0.07)	(0.09)	(0.35)	(0.20)
Portfolio turnover (%)	45		123	108	79	85	97

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       27

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Company Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio into the fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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As of September 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended September 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended September 30, 2017, were $1,817.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2017 the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       29

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.90% of the first $500 million of the fund's average daily net assets; (b) 0.85% of the next $500 million of the fund's average daily net assets; and (c) 0.80% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Mesirow Financial Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the applicable class to maintain the operating expenses at 1.43%, 1.13%, 1.80%, 1.55%, 1.70%, 1.30%,1.10%, and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class ADV shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class-specific expenses, (g) borrowing costs, (h) prime

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       30

brokerage fees, (i) acquired fund fees and expenses paid indirectly, and (j) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

For the six months ended September 30, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$168,981	Class R4	$24
Class I	60,053	Class R5	57
Class R1	264	Class R6	2,041
Class R2	530	Class ADV	46
Class R3	148	Total	$232,144

The investment management fees incurred for the six months ended September 30, 2017 were equivalent to a net annual effective rate of 0.77% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class ADV	0.25%	—
Class R3	0.50%	0.15%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $37 for Class R4 shares for the six months ended September 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $456,336 for the six months ended September 30, 2017. Of this amount, $78,496 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $375,800 was paid as sales commissions to broker-dealers and $2,040 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2017, CDSCs received by the Distributor amounted to $3,190 for Class A shares.

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Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six month ended September 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$367,442	$138,661
Class I	—	47,135
Class R1	1,928	35
Class R2	2,272	61
Class R3	718	15
Class R4	106	5
Class R5	24	6
Class R6	—	380
Class ADV	54	25
Total	$372,544	$186,323

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2017 and for the year ended March 31, 2017 were as follows:

		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	669,373	$19,323,063	2,372,316	$61,488,996
Repurchased	(901,107)	(26,080,072)	(2,742,785)	(71,806,566)
Net decrease	(231,734)	($6,757,009)	(370,469)	($10,317,570)
Class I shares
Sold	478,337	$14,209,911	2,293,124	$61,229,488
Repurchased	(433,811)	(12,877,816)	(827,753)	(22,051,241)
Net increase	44,526	$1,332,095	1,465,371	$39,178,247
Class R1 shares
Sold	891	$24,893	6,347	$160,129
Repurchased	(9,219)	(255,824)	(14,543)	(364,899)
Net decrease	(8,328)	($230,931)	(8,196)	($204,770)

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       32

		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,826	$52,563	9,527	$257,486
Repurchased	(3,723)	(106,910)	(11,877)	(302,577)
Net decrease	(1,897)	($54,347)	(2,350)	($45,091)
Class R3 shares
Sold	1,047	$29,210	1,129	$28,446
Repurchased	(169)	(4,739)	(4,527)	(115,287)
Net increase (decrease)	878	$24,471	(3,398)	($86,841)
Class R4 shares
Sold	188	$5,510	2,235	$56,134
Repurchased	(1,264)	(36,090)	(2,646)	(72,390)
Net decrease	(1,076)	($30,580)	(411)	($16,256)
Class R5 shares
Sold	34	$1,002	157	$4,307
Repurchased	(20)	(589)	(79)	(2,194)
Net increase	14	$413	78	$2,113
Class R6 shares
Sold	17,606	$519,909	33,935	$897,813
Repurchased	(13,278)	(397,341)	(40,744)	(1,078,519)
Net increase (decrease)	4,328	$122,568	(6,809)	($180,706)
Class ADV shares
Sold	464	$13,857	1,654	$43,025
Repurchased	(964)	(27,575)	(22,846)	(557,006)
Net decrease	(500)	($13,718)	(21,192)	($513,981)
Total net increase (decrease)	(193,789)	($5,607,038)	1,052,624	$27,815,145

Affiliates of the fund owned 51% of shares of the fund of Class R4 on September 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $149,553,958 and $151,203,026, respectively, for the six months ended September 30, 2017.

Note 7 — Reorganization

On September 28, 2017, the Board of Trustees of the Trust voted to recommend that shareholders of the fund approve a reorganization, expected to be tax-free, of the fund into John Hancock Small Cap Core Fund (Small Cap Core), a series of John Hancock Investment Trust. Effective October 31, 2017, the fund is closed to new investors. Shareholders of record as of November 1, 2017, will be entitled to vote on the reorganization. Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on or about January 26, 2018, the fund would transfer all of its assets to Small Cap Core in exchange for shares of Small Cap Core. Small Cap Core would also assume substantially all of the fund's liabilities. The shares of Small Cap Core would then be distributed to the fund's shareholders, and the fund would be terminated. If approved by the fund's shareholders, the reorganization is expected to occur as of the close of business on or about February 16, 2018 and Mesirow Financial Investment Management, Inc. will no longer manage the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Mesirow Financial Investment Management, Inc. (the Subadvisor), for John Hancock Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       34

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       35

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group average for the one-, three-, five- and ten-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are equal to the peer group median and that net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor.The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       36

(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       37

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       38

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Mesirow Financial Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF403054	348SA 9/17 11/17

John Hancock

Disciplined Value Mid Cap Fund

Semiannual report 9/30/17

A message to shareholders

Dear shareholder,

Wherever stock investors look today, the markets seem to exhibit undiminished strength. Three bellwether U.S. indexes—the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite Index—simultaneously hit all-time highs more than once in recent months. While stock markets are setting records, investors have reason to be vigilant. U.S. stocks haven't experienced a drop of even 5% in more than a year. This degree of calm in a rising market is rare, and as the bull market advances, many stocks are moving deeper into overvalued territory, suggesting that market leaders are vulnerable to any setbacks.

Advancing the interests of fund shareholders

One of our primary goals is to advance the interests of our fund shareholders wherever possible. To that end, we recently announced our third round of expense reductions this year, targeting six mutual funds and two closed-end funds that together represent more than $7 billion in assets under management. Details can be found at jhinvestments.com.

In addition, we are proud to report that in May fund researcher Morningstar, Inc. formally recognized our shareholder-friendly initiatives by upgrading our parent pillar rating—a key component of the Morningstar Analyst Rating system—to positive, the highest possible rating. Morningstar evaluates select funds and their parent firms based on intensive research, including on-site due diligence. They focused on such factors as whether our portfolio managers invest meaningfully in the funds they manage, the quality of our risk management, our corporate culture, and our commitment to recognizing shareholder interests—in other words, how effective we are as stewards of investor capital. We're proud to have been recognized by Morningstar for our efforts and we're committed to continue our work of furthering the interests of our shareholders.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
28	Notes to financial statements
34	Continuation of investment advisory and subadvisory agreements
40	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/17 (%)

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	After the close of business on 7-9-10, holders of Investor shares of the former Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Disciplined Value Mid Cap Fund, which were first offered on 7-12-10. Returns shown prior to Class A shares' commencement dates are those of the predecessor fund's Investor shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stocks continued their broad-based advance

Equity markets broadly advanced, overcoming brief periods of flat performance.

The fund outperformed its benchmark

The fund's Class A share performance, excluding sales charges, exceeded that of its benchmark, the Russell Midcap Value Index.

Stock selection and sector allocation contributed positively to returns

Stock selection decisions aided performance across a range of sectors, as did most allocation overweights and underweights.

SECTOR COMPOSITION AS OF 9/30/17 (%)

A note about risks

The stock prices of midsize companies can change more frequently and dramatically than those of large companies. Value stocks may decline in price. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more than investments in a wider variety of sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       3

Discussion of fund performance

An interview with Portfolio Manager Steven L. Pollack, CFA, Boston Partners

Steven L. Pollack, CFA
Portfolio Manager
Boston Partners

How would you describe the market and economic backdrop during the six months ended September 30, 2017?

Stocks generally made a strong advance during the period. Three bellwether U.S. indexes—the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite Index—simultaneously hit all-time highs more than once, and positive performance results were equally easy to find outside the United States.

Although there were lackluster stretches for market performance, they tended to be brief. After a flat August, for example, U.S. markets moved higher in September, reflecting the market's perception of waning tensions with North Korea. Value stocks lagged growth stocks for most of the period, but in September that trend reversed and value outperformed growth, narrowing the gap for the full period.

Positive economic data helped the markets maintain their momentum. In the United States, economic growth for the second calendar quarter was revised upward to 3.1% in the final estimate of the Bureau of Economic Analysis. Corporate earnings have generally been solid, with a weaker dollar helping to boost results for U.S.-based multinationals, in particular.

The fund outperformed its benchmark, the Russell Midcap Value Index, for the period. What factors were most responsible for this result?

Strong stock selection in information technology and, to a lesser degree, in financials were a key driver of the fund's outperformance. In addition, allocations across most sectors—including

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       4

"Strong stock selection in information technology and, to a lesser degree, in financials were a key driver of the fund's outperformance."
overweights in information technology, financials, and industrials, and underweights in consumer staples and real estate—all boosted the fund's benchmark-relative return.

How did mid-cap stocks fare versus other parts of the market-cap spectrum during the period?

Large-cap U.S. stocks have meaningfully led mid- and small-cap stocks so far in 2017. That said, the fund was slightly larger than the index in terms of its weighted average market cap, which is a function of the opportunity set that we focus on in the fund. On the whole, we continued to find better valuations in stocks that are on the slightly larger end of the spectrum of mid-cap value opportunities, and this positioning benefited relative performance.

Which stocks or strategies were some of the largest contributors to relative results?

Our exposures to a variety of technology companies were among the top contributors to results. PC and online game maker Activision Blizzard, Inc. was particularly beneficial. In August, the company beat estimates for earnings and revenue for the sixth consecutive quarter, which led to strong share price appreciation.

TOP 10 HOLDINGS AS OF 9/30/17 (%)

Harris Corp.	2.0
Activision Blizzard, Inc.	1.6
Amdocs, Ltd.	1.6
Raymond James Financial, Inc.	1.6
ManpowerGroup, Inc.	1.5
Discover Financial Services	1.5
Huntington Bancshares, Inc.	1.5
Arrow Electronics, Inc.	1.5
Boston Properties, Inc.	1.4
SunTrust Banks, Inc.	1.4
TOTAL	15.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       5

"We continued to find better valuations in stocks that are on the slightly larger end of the spectrum of mid-cap value opportunities."

Harris Corp., a technology company and defense contractor, was also a strong contributor. In the third calendar quarter, the stock, which is the fund's largest exposure, gained 21% after exceeding expectations for earnings and revenue. In addition, investors were heartened by the company's announcement that it would return capital to shareholders by increasing the quarterly dividend.

The fund's investment in DXC Technology Company also aided the fund's results. DXC is an information technology firm that was recently spun-off from Hewlett Packard Enterprises, and the company reported a strong first quarter as an independent entity. Its share price benefited during the period because of what appeared to be a major margin expansion that resulted from cost saving measures implemented by the company's management. In addition, the company was trading at attractive valuation while returning cash to shareholders, which helped the stock advance.

What were some stocks or strategies that detracted from returns?

In materials, the fund's lack of exposure to metals and mining stocks hurt the fund's results. Gold, silver, copper, and nickel all gained in value on geopolitical uncertainty emanating primarily from North Korea, so the fund's avoidance of stocks related to these commodities was a drag on performance.

Within the consumer discretionary sector, the fund's lack of exposure to hotels, restaurants, and leisure companies hurt performance as stocks in these areas generally performed well.

What was the fund's positioning at the end of the period?

From a sector perspective, the fund's positioning has not changed much during the course of the period. The fund maintained an underweight in high-yielding defensive sectors, such as utilities, real estate, and consumer staples, due to what we consider their expensive valuations. Should interest rates rise—which we think is likely—these sectors would be vulnerable, and the fund would benefit

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       6

from its lower-than-benchmark exposure. In contrast, the fund has an overweight in the financials sector, with the largest emphasis falling on insurance, capital markets, consumer finance, and banks, which should all benefit from rising rates.

As of period end, information technology continued to be the fund's largest overweight relative to the benchmark. In our view, there are many attractive companies in the sector that are generating strong free cash flow and maintain dominant market positions, and yet these remain attractively valued for the level of cash they possess.

MANAGED BY

Steven L. Pollack, CFA On the fund since 2000 Investing since 1984
Joseph F. Feeney, Jr., CFA On the fund since 2010 Investing since 1985

The views expressed in this report are exclusively those of Steven L. Pollack, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of Orix Corporation of Japan.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	9.93	14.89	9.80	0.09	100.20	154.75
Class C1	13.85	15.20	9.85	4.01	102.90	155.86
Class I1,2	15.95	16.38	10.66	5.49	113.51	175.41
Class R2[1,2]	15.50	15.91	10.28	5.29	109.26	166.08
Class R4[1,2]	15.81	16.15	10.40	5.41	111.42	169.05
Class R6[1,2]	16.09	16.49	10.60	5.59	114.54	173.96
Class ADV[1,2]	15.68	16.02	10.33	5.38	110.22	167.33
Index†	13.37	14.33	7.85	3.54	95.37	112.91

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class ADV
Gross (%)	1.12	1.87	0.86	1.27	1.12	0.77	1.12
Net (%)	1.12	1.87	0.86	1.27	1.02	0.77	1.12

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell Midcap Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell Midcap Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	9-30-07	25,586	25,586	21,291
Class I1,2	9-30-07	27,541	27,541	21,291
Class R2[1,2]	9-30-07	26,608	26,608	21,291
Class R4[1,2]	9-30-07	26,905	26,905	21,291
Class R6[1,2]	9-30-07	27,396	27,396	21,291
Class ADV[1,2]	9-30-07	26,733	26,733	21,291

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class R2, Class R4, and Class R6 shares of the fund commenced operations on 7-12-10, 8-15-11, 3-1-12, 7-2-13, and 9-1-11, respectively; Class I and Class ADV shares commenced operations on 7-12-10. Investor shares and Institutional shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) commenced operations on 6-2-97. Returns shown prior to Class A and Class ADV shares' commencement dates are those of the predecessor fund's Investor shares. Returns shown prior to Class I shares' commencement date are those of the predecessor fund's Institutional shares. Returns shown prior to Class C, Class R2, Class R4, and Class R6 shares' commencement dates are those of the predecessor fund's Investor shares (prior to 7-12-10) and the fund's Class A shares (from 7-12-10), except that they do not include the fund's Class A shares sales charges and would be lower if they did. Returns shown prior to the commencement date of a share class would differ from the new share class only to the extent that expenses of the classes are different.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2017	Ending value on 9-30-2017	Expenses paid during period ended 9-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,053.70	$5.71	1.11%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.62	1.11%
Class C	Actual expenses/actual returns	1,000.00	1,050.10	9.56	1.86%
	Hypothetical example for comparison purposes	1,000.00	1,015.70	9.40	1.86%
Class I	Actual expenses/actual returns	1,000.00	1,054.90	4.38	0.85%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.31	0.85%
Class R2	Actual expenses/actual returns	1,000.00	1,052.90	6.43	1.25%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.33	1.25%
Class R4	Actual expenses/actual returns	1,000.00	1,054.10	5.20	1.01%
	Hypothetical example for comparison purposes	1,000.00	1,020.00	5.11	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,055.90	3.92	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.85	0.76%
Class ADV	Actual expenses/actual returns	1,000.00	1,053.80	5.71	1.11%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.62	1.11%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       11

Fund’s investments
AS OF 9-30-17 (unaudited)
	Shares	Value
Common stocks 97.7%		$14,036,263,053
(Cost $10,326,572,067)
Consumer discretionary 4.6%		662,621,112
Auto components 1.7%
BorgWarner, Inc.	2,528,437	129,531,828
Lear Corp.	362,023	62,658,941
Tenneco, Inc.	779,926	47,318,110
Internet and direct marketing retail 0.5%
Expedia, Inc.	555,091	79,899,799
Leisure products 1.0%
Brunswick Corp.	1,536,586	86,002,718
Hasbro, Inc.	568,752	55,550,008
Media 1.1%
CBS Corp., Class B	1,071,533	62,148,914
Omnicom Group, Inc.	369,614	27,377,309
The Interpublic Group of Companies, Inc.	3,088,030	64,200,144
Specialty retail 0.3%
Advance Auto Parts, Inc.	483,199	47,933,341
Consumer staples 0.6%		86,014,597
Beverages 0.6%
Coca-Cola European Partners PLC	2,066,665	86,014,597
Energy 8.0%		1,150,125,960
Oil, gas and consumable fuels 8.0%
Anadarko Petroleum Corp.	1,457,795	71,213,286
Andeavor	1,352,024	139,461,276
Cimarex Energy Company	368,769	41,917,972
Diamondback Energy, Inc. (A)	1,848,735	181,102,081
Energen Corp. (A)	2,790,623	152,591,266
EQT Corp. (B)	1,861,977	121,475,379
Marathon Petroleum Corp.	1,895,238	106,284,947
Newfield Exploration Company (A)	2,385,581	70,780,188
Parsley Energy, Inc., Class A (A)	4,512,661	118,863,491
Pioneer Natural Resources Company	445,838	65,778,939
RSP Permian, Inc. (A)	2,331,805	80,657,135
Financials 24.2%		3,475,952,045
Banks 7.1%
BB&T Corp.	1,489,998	69,940,506
East West Bancorp, Inc.	3,346,041	200,026,331
Fifth Third Bancorp	5,640,616	157,824,436
Huntington Bancshares, Inc.	15,189,413	212,044,205
KeyCorp	3,894,889	73,301,811
12	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Regions Financial Corp.	7,174,370	$109,265,655
SunTrust Banks, Inc.	3,456,750	206,609,948
Capital markets 3.8%
E*TRADE Financial Corp. (A)	1,844,170	80,424,254
Moody's Corp.	434,842	60,534,355
Raymond James Financial, Inc.	2,650,030	223,477,030
State Street Corp.	1,085,438	103,702,747
TD Ameritrade Holding Corp.	1,591,646	77,672,325
Consumer finance 3.6%
Discover Financial Services	3,319,573	214,046,067
Navient Corp.	4,733,119	71,091,447
SLM Corp. (A)	11,291,718	129,516,005
Synchrony Financial	3,159,232	98,094,154
Insurance 9.7%
Alleghany Corp. (A)	310,127	171,813,459
Aon PLC	1,266,645	185,056,835
Loews Corp.	2,605,524	124,700,379
Marsh & McLennan Companies, Inc.	1,630,070	136,616,167
Reinsurance Group of America, Inc.	1,423,522	198,624,025
The Allstate Corp.	1,606,933	147,693,212
Torchmark Corp.	752,807	60,292,313
Unum Group	3,930,908	200,987,326
W.R. Berkley Corp.	1,575,196	105,128,581
XL Group, Ltd.	1,456,742	57,468,472
Health care 4.8%		694,555,243
Health care equipment and supplies 1.4%
Boston Scientific Corp. (A)	4,737,884	138,204,076
Zimmer Biomet Holdings, Inc.	527,343	61,746,592
Health care providers and services 2.8%
Cardinal Health, Inc.	1,113,745	74,531,815
DaVita, Inc. (A)	1,072,990	63,724,876
Laboratory Corp. of America Holdings (A)	1,095,797	165,432,473
Universal Health Services, Inc., Class B	860,398	95,452,554
Life sciences tools and services 0.6%
Bruker Corp.	1,418,860	42,211,085
ICON PLC (A)	467,613	53,251,772
Industrials 16.7%		2,392,621,381
Aerospace and defense 2.8%
Curtiss-Wright Corp.	765,413	80,016,275
Huntington Ingalls Industries, Inc.	350,674	79,406,621
L3 Technologies, Inc.	307,499	57,942,037
Spirit AeroSystems Holdings, Inc., Class A	1,066,856	82,916,048
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	13

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	1,729,969	$93,210,730
Airlines 1.9%
American Airlines Group, Inc.	1,574,485	74,772,293
Delta Air Lines, Inc.	1,280,636	61,752,268
Southwest Airlines Company	1,326,793	74,273,872
United Continental Holdings, Inc. (A)	1,104,513	67,242,751
Building products 1.2%
Masco Corp.	4,512,453	176,030,792
Construction and engineering 0.3%
Fluor Corp.	1,126,153	47,411,041
Electrical equipment 2.5%
AMETEK, Inc.	2,323,819	153,465,007
Eaton Corp. PLC	1,448,399	111,222,559
EnerSys	730,023	50,495,691
Hubbell, Inc.	370,972	43,040,171
Machinery 4.0%
Cummins, Inc.	554,451	93,164,402
Ingersoll-Rand PLC	1,282,095	114,324,411
PACCAR, Inc.	712,713	51,557,658
Stanley Black & Decker, Inc.	944,890	142,650,043
The Timken Company	1,524,624	74,020,495
WABCO Holdings, Inc. (A)	611,108	90,443,984
Professional services 3.1%
ManpowerGroup, Inc.	1,856,883	218,777,955
Nielsen Holdings PLC	1,384,365	57,381,929
Robert Half International, Inc.	3,276,497	164,938,859
Trading companies and distributors 0.9%
Air Lease Corp.	1,612,142	68,709,492
WESCO International, Inc. (A)	1,089,339	63,453,997
Information technology 19.9%		2,863,637,472
Communications equipment 2.0%
Harris Corp.	2,178,086	286,810,364
Electronic equipment, instruments and components 4.2%
Arrow Electronics, Inc. (A)	2,592,397	208,454,642
Belden, Inc.	587,608	47,320,072
Flex, Ltd. (A)	9,735,437	161,316,191
Jabil, Inc.	1,419,304	40,521,129
TE Connectivity, Ltd.	1,704,900	141,608,994
Internet software and services 2.7%
eBay, Inc. (A)	3,322,103	127,768,081
InterActiveCorp (A)	1,386,931	163,075,347
NetEase, Inc., ADR	348,480	91,932,509
14	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services 5.2%
Amdocs, Ltd.	3,556,092	$228,727,837
Cognizant Technology Solutions Corp., Class A	727,365	52,763,057
DXC Technology Company	2,207,906	189,614,967
Fidelity National Information Services, Inc.	2,173,624	202,994,745
Leidos Holdings, Inc.	1,355,161	80,252,634
Semiconductors and semiconductor equipment 2.1%
Marvell Technology Group, Ltd.	4,339,265	77,672,844
Microsemi Corp. (A)	1,387,036	71,404,613
ON Semiconductor Corp. (A)	4,936,411	91,175,511
Skyworks Solutions, Inc.	580,906	59,194,321
Software 1.6%
Activision Blizzard, Inc.	3,677,969	237,265,780
Technology hardware, storage and peripherals 2.1%
Hewlett Packard Enterprise Company	4,106,387	60,404,953
HP, Inc.	5,837,405	116,514,604
NetApp, Inc.	1,541,168	67,441,512
Western Digital Corp.	687,532	59,402,765
Materials 5.8%		827,640,834
Chemicals 1.2%
FMC Corp.	671,704	59,989,884
PPG Industries, Inc.	330,945	35,960,484
Valvoline, Inc.	3,373,154	79,100,461
Construction materials 0.5%
Cemex SAB de CV, ADR (A)	6,833,793	62,050,840
Containers and packaging 3.1%
Berry Global Group, Inc. (A)	2,150,228	121,810,416
Crown Holdings, Inc. (A)	2,623,547	156,678,227
Graphic Packaging Holding Company	7,066,071	98,571,690
WestRock Company	1,270,733	72,088,683
Metals and mining 1.0%
Steel Dynamics, Inc.	4,101,832	141,390,149
Real estate 7.1%		1,024,053,471
Equity real estate investment trusts 7.1%
American Assets Trust, Inc.	1,486,980	59,137,195
American Homes 4 Rent, Class A	2,211,392	48,009,320
Boston Properties, Inc.	1,692,475	207,971,328
Douglas Emmett, Inc.	2,683,526	105,784,595
Duke Realty Corp.	2,124,909	61,239,877
Equity Residential	1,251,670	82,522,603
Essex Property Trust, Inc.	239,043	60,724,093
Kilroy Realty Corp.	623,987	44,377,955
Kimco Realty Corp.	2,538,328	49,624,312
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	15

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Regency Centers Corp.	1,712,410	$106,237,916
SL Green Realty Corp.	1,958,392	198,424,277
Utilities 6.0%		859,040,938
Electric utilities 6.0%
Alliant Energy Corp.	3,617,571	150,382,426
Edison International	1,910,470	147,430,970
Great Plains Energy, Inc.	1,546,717	46,865,525
PG&E Corp.	2,395,361	163,100,130
Pinnacle West Capital Corp.	1,856,181	156,958,665
Portland General Electric Company	1,829,473	83,497,148
Xcel Energy, Inc.	2,341,633	110,806,074

	Yield (%)	Shares	Value
Securities lending collateral 0.0%			$7,534,298
(Cost $7,534,449)
John Hancock Collateral Trust (C)	1.2098(D)	752,978	7,534,298
Short-term investments 2.0%			$284,535,981
(Cost $284,535,981)
Money market funds 2.0%			284,535,981
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9244(D)	284,535,981	284,535,981

Total investments (Cost $10,618,642,497) 99.7%	$14,328,333,332
Other assets and liabilities, net 0.3%	43,358,968
Total net assets 100.0%	$14,371,692,300

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
At 9-30-17, the aggregate cost of investments for federal income tax purposes was $10,698,407,916. Net unrealized appreciation aggregated to $3,629,925,416, of which $3,756,118,397 related to gross unrealized appreciation and $126,192,981 related to gross unrealized depreciation.
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $10,611,108,048) including $7,371,298 of securities loaned	$14,320,799,034
Affiliated investments, at value (Cost $7,534,449)	7,534,298
Receivable for investments sold	25,684,225
Receivable for fund shares sold	25,800,081
Dividends and interest receivable	18,539,952
Receivable for securities lending income	2,250
Other receivables and prepaid expenses	804,430
Total assets	14,399,164,270
Liabilities
Payable for fund shares repurchased	17,100,001
Payable upon return of securities loaned	7,534,450
Payable to affiliates
Accounting and legal services fees	343,813
Transfer agent fees	1,034,118
Distribution and service fees	51,004
Trustees' fees	7,810
Other liabilities and accrued expenses	1,400,774
Total liabilities	27,471,970
Net assets	$14,371,692,300
Net assets consist of
Paid-in capital	$9,865,798,278
Undistributed net investment income	50,904,318
Accumulated net realized gain (loss) on investments	745,298,869
Net unrealized appreciation (depreciation) on investments	3,709,690,835
Net assets	$14,371,692,300

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,699,656,818 ÷ 74,650,736 shares)[1]	$22.77
Class C ($293,366,262 ÷ 12,835,563 shares)[1]	$22.86
Class I ($10,085,650,819 ÷ 426,907,362 shares)	$23.62
Class R2 ($210,471,956 ÷ 8,954,499 shares)	$23.50
Class R4 ($100,793,110 ÷ 4,273,028 shares)	$23.59
Class R6 ($1,979,642,892 ÷ 83,789,217 shares)	$23.63
Class ADV ($2,110,443 ÷ 92,892 shares)	$22.72
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$23.97

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       18

STATEMENT OF OPERATIONS   For the six months ended 9-30-17 (unaudited)

Investment income
Dividends	$100,734,336
Interest	1,103,890
Securities lending	513,876
Total investment income	102,352,102
Expenses
Investment management fees	49,803,710
Distribution and service fees	4,649,301
Accounting and legal services fees	1,121,056
Transfer agent fees	6,330,702
Trustees' fees	110,667
State registration fees	178,484
Printing and postage	384,178
Professional fees	146,716
Custodian fees	860,164
Other	96,353
Total expenses	63,681,331
Less expense reductions	(614,282)
Net expenses	63,067,049
Net investment income	39,285,053
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	427,275,876
Affiliated investments	509
427,276,385
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	283,735,812
Affiliated investments	(102)
283,735,710
Net realized and unrealized gain	711,012,095
Increase in net assets from operations	$750,297,148

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-17	Year ended 3-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$39,285,053	$86,381,089
Net realized gain	427,276,385	620,489,354
Change in net unrealized appreciation (depreciation)	283,735,710	1,617,195,574
Increase in net assets resulting from operations	750,297,148	2,324,066,017
Distributions to shareholders
From net investment income
Class A	—	(15,701,779)
Class I	—	(77,837,376)
Class R2	—	(1,161,617)
Class R4	—	(658,127)
Class R6	—	(15,527,072)
Class ADV	—	(13,997)
From net realized gain
Class A	—	(45,260,409)
Class C	—	(6,373,935)
Class I	—	(163,576,275)
Class R2	—	(4,147,662)
Class R4	—	(1,647,589)
Class R6	—	(29,927,014)
Class ADV	—	(40,346)
Total distributions	—	(361,873,198)
From fund share transactions	(385,302,145)	550,891,365
Total increase	364,995,003	2,513,084,184
Net assets
Beginning of period	14,006,697,297	11,493,613,113
End of period	$14,371,692,300	$14,006,697,297
Undistributed net investment income	$50,904,318	$11,619,265

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       20

Financial highlights

Class A Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$21.61		$18.49	$20.19	$18.23	$14.51	$12.41
Net investment income[2]	0.04		0.10	0.13	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments	1.12		3.57	(0.63)	2.42	4.03	2.09
Total from investment operations	1.16		3.67	(0.50)	2.47	4.08	2.14
Less distributions
From net investment income	—		(0.14)	(0.07)	(0.06)	(0.04)	(0.04)
From net realized gain	—		(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	—		(0.55)	(1.20)	(0.51)	(0.36)	(0.04)
Net asset value, end of period	$22.77		$21.61	$18.49	$20.19	$18.23	$14.51
Total return (%)[3,4]	5.37	[5]	19.96	(2.59)	13.78	28.30	17.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1,700		$2,088	$1,971	$2,148	$3,086	$1,169
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[6]	1.12	1.13	1.13	1.18	1.27
Expenses including reductions	1.11	[6]	1.12	1.12	1.13	1.17	1.27
Net investment income	0.33	[6]	0.48	0.70	0.28	0.32	0.38
Portfolio turnover (%)	24		50	47	35	39	55

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       21

Class C Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$21.77		$18.65	$20.43	$18.53	$14.82	$12.74
Net investment loss[2]	(0.05)		(0.05)	(0.01)	(0.08)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.14		3.58	(0.64)	2.43	4.10	2.13
Total from investment operations	1.09		3.53	(0.65)	2.35	4.03	2.08
Less distributions
From net investment income	—		—	—	—	—	—
From net realized gain	—		(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	—		(0.41)	(1.13)	(0.45)	(0.32)	—
Net asset value, end of period	$22.86		$21.77	$18.65	$20.43	$18.53	$14.82
Total return (%)[3,4]	5.01	[5]	18.99	(3.27)	12.90	27.32	16.33
Ratios and supplemental data
Net assets, end of period (in millions)	$293		$319	$329	$366	$329	$90
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	[6]	1.87	1.88	1.89	1.94	2.08
Expenses including reductions	1.86	[6]	1.87	1.87	1.88	1.93	2.08
Net investment loss	(0.41	) [6]	(0.27)	(0.06)	(0.42)	(0.43)	(0.39)
Portfolio turnover (%)	24		50	47	35	39	55

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       22

Class I Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$22.39		$19.14	$20.86	$18.81	$14.95	$12.79
Net investment income[2]	0.07		0.16	0.20	0.12	0.10	0.09
Net realized and unrealized gain (loss) on investments	1.16		3.69	(0.67)	2.49	4.16	2.15
Total from investment operations	1.23		3.85	(0.47)	2.61	4.26	2.24
Less distributions
From net investment income	—		(0.19)	(0.12)	(0.11)	(0.08)	(0.08)
From net realized gain	—		(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	—		(0.60)	(1.25)	(0.56)	(0.40)	(0.08)
Net asset value, end of period	$23.62		$22.39	$19.14	$20.86	$18.81	$14.95
Total return (%)[3]	5.49	[4]	20.25	(2.35)	14.13	28.67	17.64
Ratios and supplemental data
Net assets, end of period (in millions)	$10,086		$9,512	$7,802	$7,116	$4,168	$1,762
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	[5]	0.86	0.87	0.87	0.89	0.93
Expenses including reductions	0.85	[5]	0.86	0.86	0.86	0.89	0.93
Net investment income	0.62	[5]	0.75	0.99	0.63	0.59	0.71
Portfolio turnover (%)	24		50	47	35	39	55

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       23

Class R2 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$22.32		$19.09	$20.81	$18.77	$14.94	$12.78
Net investment income[2]	0.02		0.07	0.11	0.04	0.04	0.05
Net realized and unrealized gain (loss) on investments	1.16		3.68	(0.66)	2.48	4.14	2.14
Total from investment operations	1.18		3.75	(0.55)	2.52	4.18	2.19
Less distributions
From net investment income	—		(0.11)	(0.04)	(0.03)	(0.03)	(0.03)
From net realized gain	—		(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	—		(0.52)	(1.17)	(0.48)	(0.35)	(0.03)
Net asset value, end of period	$23.50		$22.32	$19.09	$20.81	$18.77	$14.94
Total return (%)[3]	5.29	[4]	19.76	(2.74)	13.66	28.15	17.15
Ratios and supplemental data
Net assets, end of period (in millions)	$210		$216	$234	$250	$205	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[5]	1.27	1.27	1.29	1.28	2.15
Expenses including reductions	1.25	[5]	1.26	1.27	1.28	1.27	1.40
Net investment income	0.20	[5]	0.35	0.56	0.19	0.25	0.33
Portfolio turnover (%)	24		50	47	35	39	55

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R4 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$22.38		$19.13	$20.85	$18.81	$15.63
Net investment income[3]	0.05		0.12	0.16	0.10	0.06
Net realized and unrealized gain (loss) on investments	1.16		3.70	(0.66)	2.47	3.49
Total from investment operations	1.21		3.82	(0.50)	2.57	3.55
Less distributions
From net investment income	—		(0.16)	(0.09)	(0.08)	(0.05)
From net realized gain	—		(0.41)	(1.13)	(0.45)	(0.32)
Total distributions	—		(0.57)	(1.22)	(0.53)	(0.37)
Net asset value, end of period	$23.59		$22.38	$19.13	$20.85	$18.81
Total return (%)[4]	5.41	[5]	20.09	(2.50)	13.93	22.85	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$101		$95	$104	$118	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[6]	1.11	1.12	1.15	1.30	[6]
Expenses including reductions	1.01	[6]	1.00	1.02	1.04	1.14	[6]
Net investment income	0.45	[6]	0.60	0.81	0.49	0.44	[6]
Portfolio turnover (%)	24		50	47	35	39	[7]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class R4 shares is 7-2-13.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       25

Class R6 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$22.38		$19.13	$20.85	$18.81	$14.95	$12.79
Net investment income[2]	0.08		0.18	0.22	0.14	0.12	0.11
Net realized and unrealized gain (loss) on investments	1.17		3.69	(0.67)	2.48	4.16	2.14
Total from investment operations	1.25		3.87	(0.45)	2.62	4.28	2.25
Less distributions
From net investment income	—		(0.21)	(0.14)	(0.13)	(0.10)	(0.09)
From net realized gain	—		(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	—		(0.62)	(1.27)	(0.58)	(0.42)	(0.09)
Net asset value, end of period	$23.63		$22.38	$19.13	$20.85	$18.81	$14.95
Total return (%)[3]	5.59	[4]	20.35	(2.25)	14.21	28.81	17.68
Ratios and supplemental data
Net assets, end of period (in millions)	$1,980		$1,774	$1,053	$807	$444	$100
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[5]	0.77	0.77	0.78	0.81	0.89
Expenses including reductions	0.76	[5]	0.76	0.76	0.77	0.80	0.89
Net investment income	0.71	[5]	0.86	1.13	0.73	0.71	0.84
Portfolio turnover (%)	24		50	47	35	39	55

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class ADV Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$21.56		$18.46	$20.15	$18.20	$14.49	$12.40
Net investment income[2]	0.04		0.11	0.12	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investments	1.12		3.54	(0.63)	2.40	4.03	2.10
Total from investment operations	1.16		3.65	(0.51)	2.44	4.06	2.14
Less distributions
From net investment income	—		(0.14)	(0.05)	(0.04)	(0.03)	(0.05)
From net realized gain	—		(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	—		(0.55)	(1.18)	(0.49)	(0.35)	(0.05)
Net asset value, end of period	$22.72		$21.56	$18.46	$20.15	$18.20	$14.49
Total return (%)[3]	5.38	[4]	19.88	(2.59)	13.67	28.19	17.33
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[5]	1.13	1.42	3.12	3.46	3.74
Expenses including reductions	1.11	[5]	1.12	1.16	1.25	1.25	1.25
Net investment income	0.35	[5]	0.55	0.63	0.21	0.19	0.35
Portfolio turnover (%)	24		50	47	35	39	55

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       27

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund into the fund. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The fund is closed to new investors, subject to certain exceptions described in the fund's prospectus.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       28

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2017, the fund loaned common stocks valued at $7,371,298 and received $7,534,450 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       29

borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended September 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended September 30, 2017, were $20,474.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the

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fund's average daily net assets; (b) 0.775% of the next $500 million of the fund's average daily net assets; (c) 0.750% of the next $500 million of the fund's average daily net assets; (d) 0.725% of the next $1 billion of the fund's average daily net assets; and (e) 0.700% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of Orix Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended September 30, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$77,753	Class R4	$3,965
Class C	12,272	Class R6	75,310
Class I	387,174	Class ADV	85
Class R2	8,507	Total	$565,066

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2017, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, Class R4 and Class ADV pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class ADV	0.25%	—
Class R2	0.25%	0.25%

Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $49,216 for Class R4 shares for the six months ended September 30, 2017.

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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $483,065 for the six months ended September 30, 2017. Of this amount, $65,978 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $415,795 was paid as sales commissions to broker-dealers and $1,292 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2017, CDSCs received by the Distributor amounted to $853 and $2,887 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,419,590	$1,096,941
Class C	1,526,083	172,806
Class I	—	4,914,914
Class R2	525,940	14,116
Class R4	175,043	6,548
Class R6	—	124,179
Class ADV	2,645	1,198
Total	$4,649,301	$6,330,702

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest expense
Borrower	$33,275,320	1	1.250%	$1,155

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Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2017 and for the year ended March 31, 2017 were as follows:

		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,170,682	$135,159,744	32,092,415	$642,654,563
Distributions reinvested	—	—	2,643,041	55,239,558
Repurchased	(28,167,478)	(624,082,828)	(44,668,560)	(918,731,589)
Net decrease	(21,996,796)	($488,923,084)	(9,933,104)	($220,837,468)
Class C shares
Sold	217,030	$4,761,742	809,373	$16,578,524
Distributions reinvested	—	—	242,188	5,112,582
Repurchased	(2,017,479)	(44,514,742)	(4,064,785)	(83,233,975)
Net decrease	(1,800,449)	($39,753,000)	(3,013,224)	($61,542,869)
Class I shares
Sold	57,016,280	$1,300,871,041	122,616,811	$2,588,164,269
Distributions reinvested	—	—	9,584,442	207,407,334
Repurchased	(54,887,291)	(1,244,126,635)	(115,023,509)	(2,392,671,881)
Net increase	2,128,989	$56,744,406	17,177,744	$402,899,722
Class R2 shares
Sold	837,281	$18,950,316	2,485,001	$51,904,984
Distributions reinvested	—	—	198,101	4,278,977
Repurchased	(1,551,842)	(35,178,091)	(5,254,489)	(109,019,917)
Net decrease	(714,561)	($16,227,775)	(2,571,387)	($52,835,956)
Class R4 shares
Sold	553,700	$12,497,214	1,673,787	$35,547,065
Distributions reinvested	—	—	106,549	2,305,715
Repurchased	(545,188)	(12,364,398)	(2,955,894)	(59,446,028)
Net increase (decrease)	8,512	$132,816	(1,175,558)	($21,593,248)
Class R6 shares
Sold	13,496,462	$306,718,106	36,871,080	$769,060,764
Distributions reinvested	—	—	2,031,233	43,935,568
Repurchased	(8,955,615)	(203,850,919)	(14,692,543)	(309,311,150)
Net increase	4,540,847	$102,867,187	24,209,770	$503,685,182
Class ADV shares
Sold	1,072	$23,563	71,637	$1,404,952
Distributions reinvested	—	—	2,605	54,343
Repurchased	(7,569)	(166,258)	(16,961)	(343,293)
Net increase (decrease)	(6,497)	($142,695)	57,281	$1,116,002
Total net increase (decrease)	(17,839,955)	($385,302,145)	24,751,522	$550,891,365

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $3,290,775,119 and $3,597,520,094, respectively, for the six months ended September 30, 2017.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-, five- and ten-year periods and underperformed its benchmark index for the one-year period ended December 31, 2016. The Board also noted that the fund outperformed its peer group average for the one-, three-, five- and ten-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group for the one-, three-, five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
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(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

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(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

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In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF403051	363SA 9/17 11/17

John Hancock

International Value Equity Fund

Semiannual report 9/30/17

A message to shareholders

Dear shareholder,

Global equity markets generally delivered solid gains, supported by rising economic activity, stronger corporate earnings, and low levels of inflation. Monetary policy remains accommodative in many developed markets as central banks strive to help nurture the economic growth that has begun to materialize. Emerging markets have been even stronger, driven by increased global demand, improving economies, and strengthening commodity prices.

Advancing the interests of fund shareholders

One of our primary goals is to advance the interests of our fund shareholders wherever possible. To that end, we recently announced our third round of expense reductions this year, targeting six mutual funds and two closed-end funds that together represent more than $7 billion in assets under management. Details can be found at jhinvestments.com.

In addition, we are proud to report that in May fund researcher Morningstar, Inc. formally recognized our shareholder-friendly initiatives by upgrading our parent pillar rating—a key component of the Morningstar Analyst Rating system—to positive, the highest possible rating. Morningstar evaluates select funds and their parent firms based on intensive research, including on-site due diligence. They focused on such factors as whether our portfolio managers invest meaningfully in the funds they manage, the quality of our risk management, our corporate culture, and our commitment to recognizing shareholder interests—in other words, how effective we are as stewards of investor capital. We're proud to have been recognized by Morningstar for our efforts and we're committed to continue our work of furthering the interests of our shareholders.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
International Value Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
27	Notes to financial statements
35	Continuation of investment advisory and subadvisory agreements
41	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/17 (%)

The MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	After the close of business on 2-11-11, holders of the former Optique International Value Fund became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund, which were first offered on 2-14-11. Class A shares' performance shown above for periods prior to this date reflects the historical performance of Optique International Value Fund.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Most international stocks rose amid an improving economic environment

Most developed-market stocks outside the United States posted positive returns as economic growth and corporate earnings improved across key markets.

Despite its positive result, the fund trailed its benchmark

The fund and its benchmark, the MSCI World ex-USA Index, both posted positive returns, although the fund underperformed the benchmark.

Stock picking in information technology had a negative impact

Security selection in the information technology sector weighed on performance relative to the benchmark, and the fund's emphasis on value-oriented stocks had a negative impact across the broad market.

SECTOR COMPOSITION AS OF 9/30/17 (%)

A note about risks

Foreign investing has additional risks, such as currency and market volatility and political and social instability. Value stocks may not increase in price as anticipated or may decline further in value. The stock prices of midsize companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Wendell L. Perkins, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Wendell L. Perkins, CFA
Portfolio Manager
John Hancock Asset Management

Can you describe the factors behind the positive returns that most non-U.S. developed-market equities posted during the six months ended September 30, 2017?

Most stocks outside the United States posted solid double-digit gains, in percentage terms. Economic fundamentals were strong across all regions globally, and indicators across Europe, Japan, and other key markets generally improved. The emerging markets also benefited from the cyclical recoveries in the developed markets, and monetary policies remained generally accommodative, despite incremental increases in U.S. interest rates. The positive economic environment was reflected in corporate earnings, as earnings growth accelerated in key markets. Concern over certain political risks generally diminished, as there appeared to be a pause in the rise of populist political forces in certain western European countries, and Chinese policymakers achieved a measure of success in managing a slowdown in the nation's economic growth rate.

Given the favorable economic backdrop, investor sentiment favored cyclical stocks—those most sensitive to changes in economic trends—and growth-oriented stocks. From a sector perspective, information technology, industrials, and materials posted the strongest returns within the benchmark, while telecommunication services, real estate, and healthcare were the weakest performers.

How did this environment affect your team's management of the fund?

We continued to evaluate stocks on a value-oriented, bottom-up basis, aligned with our assessment of the risks and opportunities specific to each stock.

We supplemented this bottom-up approach by positioning the fund fairly defensively, as we remained somewhat skeptical about long-term economic prospects and the sustainability of equity market valuations, which climbed significantly during the period. Key developed markets are likely

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       4

to be challenged, in our view, as they eventually transition away from reliance on central banks' accommodative monetary policies and seek new sources of economic stimulus. While economic indicators and earnings trends remained generally positive for the period, geopolitical uncertainties were substantial, from the challenges that the United Kingdom and the European Union face in the separation process resulting from Brexit to the unpredictable political environment in the United States.
"Given the favorable economic backdrop, investor sentiment favored cyclical stocks—those most sensitive to changes in economic trends—and growth-oriented stocks."

TOP 10 HOLDINGS AS OF 9/30/17 (%)

Nestle SA	1.2
Unilever PLC	1.2
HSBC Holdings PLC	1.2
Novartis AG	1.1
SAP SE	1.1
Akzo Nobel NV	1.1
BASF SE	1.1
Banco Santander SA	1.0
Sanofi	1.0
Toyota Motor Corp.	1.0
TOTAL	11.0
As a percentage of net assets.
Cash and cash equivalents are not included.

The fund underperformed its benchmark, the MSCI World ex-USA Index, for the period. At the sector and regional levels, what factors had the most significant impact on this result?

Broadly speaking, the fund's emphasis on value-oriented stocks relative to the benchmark was a negative factor, as value stocks generally underperformed their growth counterparts. The outperformance by cyclical stocks also weighed on relative results, as the fund was positioned in a generally defensive manner.

From a sector perspective, our stock picking in information technology weighed significantly on relative results; selection in consumer discretionary also had a negative impact. Conversely, security selection in financials and industrials had a positive impact.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       5

"The outperformance of cyclical stocks also weighed on relative results, as the fund was positioned in a generally defensive manner."

TOP 10 COUNTRIES AS OF 9/30/17 (%)

Japan	20.8
United Kingdom	12.8
France	11.5
Germany	11.0
Switzerland	7.4
Canada	7.0
Netherlands	4.6
Hong Kong	4.0
Australia	3.9
Sweden	2.4
TOTAL	85.4
As a percentage of net assets.
Cash and cash equivalents are not included.

At the regional level, our stock picking in continental Europe and the Pacific Rim (excluding Japan) detracted from relative performance; that negative result was partially offset by a positive impact from security selection in Japan and the United Kingdom.

Which positions had the biggest negative impact on performance relative to the benchmark?

The largest detractor was a position in Coca-Cola Amatil, Ltd., an Australian-based soft drink bottler. Coca-Cola Amatil's fiscal second-quarter earnings and revenue were slightly below analysts' expectations, and the company lowered its financial guidance for the full fiscal year. Investors reacted negatively, sending shares of Coca-Cola Amatil lower. We did not view the results in an overly negative light, given the well-known headwinds that the company and the soft drink industry face generally. We maintained the position in Coca-Cola Amatil, as we considered the stock to be attractively valued and trading at a significant discount to it peers.

Another significant detractor was Barrick Gold Corp., a Canadian gold mining company whose shares declined primarily as a result of a decline in gold prices for the period. We sold the fund's position in Barrick during the period.

Other positions that had a significantly negative impact on relative results were Hang Lung Group, Ltd., a Hong Kong-based real estate development company, Israel-based Teva Pharmaceutical

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       6

Industries, Ltd., and Swedish telecommunications equipment maker Telefonaktiebolaget LM Ericsson. We sold the fund's position in Teva during the period.

Which positions had the biggest positive impact on relative performance?

A position in ICON PLC, an Ireland-based contract research organization serving the pharmaceutical industry, was the most significant contributor. A recovery in research spending by pharmaceutical companies helped fuel a comeback for ICON's shares, which had underperformed in recent years. We sold the fund's position in ICON during the period.

A position in E.ON SE also had a significant positive impact. Shares of the German energy utility rallied, as E.ON's recent restructuring initiatives helped to reduce the company's costs, resulting in an improved balance sheet and earnings outlook.

Another strong contributor was U.K.-based easyJet PLC, a low-cost airline with routes in the United Kingdom and Continental Europe. After declining in the wake of the June 2016 Brexit vote, shares of easyJet recovered during the period as the airline's solid financial performance sent its shares higher. We sold the fund's position in easyJet during the period.

How was the fund positioned at the end of the period?

At the sector level, the fund's most significant overweights were in materials and consumer discretionary; its most significant underweights were in industrials and financials.

At the regional level, the fund was modestly underweight in the United Kingdom, the Pacific Rim (excluding Japan), and Canada. The fund held a modest weighting in emerging-market equities, which are not part of the benchmark.

MANAGED BY

Wendell L. Perkins, CFA On the fund since 1998 Investing since 1985
Edward Maraccini, CFA On the fund since 2007 Investing since 1995
Margaret McKay, CFA On the fund since 2001 Investing since 1992

The views expressed in this report are exclusively those of Wendell L. Perkins, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1,2	11.86	5.11	0.55	4.13	28.33	5.60
Class C1,2	15.92	5.69	0.82	8.27	31.88	8.51
Class I1,2,3	18.16	6.50	1.27	9.73	36.99	13.40
Class R2[1,2,3]	17.73	6.11	1.02	9.58	34.51	10.67
Class R4[1,2,3]	18.07	6.36	1.14	9.71	36.14	12.00
Class R6[1,2,3]	18.31	6.59	1.25	9.88	37.57	13.19
Class NAV[1,2,3]	18.29	6.69	1.33	9.73	38.23	14.16
Index 1†	19.31	8.32	1.79	11.90	49.11	19.36
Index 2†	23.17	7.97	1.26	11.17	46.74	13.31

Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.33	2.08	1.07	1.47	1.32	0.97	0.95
Net (%)	1.33	2.08	1.07	1.47	1.22	0.97	0.95

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Index; Index 2 is the MSCI World ex-USA Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Value Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,2,4	9-30-07	10,851	10,851	11,936	11,331
Class I1,2,3	9-30-07	11,340	11,340	11,936	11,331
Class R2[1,2,3]	9-30-07	11,067	11,067	11,936	11,331
Class R4[1,2,3]	9-30-07	11,200	11,200	11,936	11,331
Class R6[1,2,3]	9-30-07	11,319	11,319	11,936	11,331
Class NAV[1,2,3]	9-30-07	11,416	11,416	11,936	11,331

The MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

The MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares commenced operations on 2-14-11; Class C shares commenced operations on 8-28-14; Class R2, Class R4, and Class R6 shares commenced operations on 7-2-13; Class NAV shares commenced operations on 12-16-11. Returns shown prior to Class A and Class I shares' commencement date are those of Optique International Value Fund (the predecessor fund). Returns shown prior to Class C, Class R2, Class R4, Class R6, and Class NAV shares' commencement dates are those of the predecessor fund (prior to 2-14-11) and the fund's Class A shares (from 2-14-11), except that they do not include the fund's Class A shares sales charges and would be lower if they did. Returns shown prior to the commencement date of a share class would differ from the new share class only to the extent that expenses of the classes are different.
2	In October 2011, the advisor made a voluntary payment to the fund of $6,950, or approximately $0.018 per share. Without this payment, performance would have been lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2017	Ending value on 9-30-2017	Expenses paid during period ended 9-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,096.10	$6.88	1.31%
	Hypothetical example for comparison purposes	1,000.00	1,018.50	6.63	1.31%
Class C	Actual expenses/actual returns	1,000.00	1,092.70	10.81	2.06%
	Hypothetical example for comparison purposes	1,000.00	1,014.70	10.40	2.06%
Class I	Actual expenses/actual returns	1,000.00	1,097.30	5.52	1.05%
	Hypothetical example for comparison purposes	1,000.00	1,019.80	5.32	1.05%
Class R2	Actual expenses/actual returns	1,000.00	1,095.80	7.62	1.45%
	Hypothetical example for comparison purposes	1,000.00	1,017.80	7.33	1.45%
Class R4	Actual expenses/actual returns	1,000.00	1,097.10	5.84	1.11%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.62	1.11%
Class R6	Actual expenses/actual returns	1,000.00	1,098.80	5.00	0.95%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.81	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	1,097.30	4.94	0.94%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.76	0.94%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       11

Fund’s investments
AS OF 9-30-17 (unaudited)
	Shares	Value
Common stocks 97.2%		$642,833,008
(Cost $588,840,179)
Australia 3.9%		25,749,997
Australia & New Zealand Banking Group, Ltd.	249,353	5,808,327
BHP Billiton, Ltd.	307,488	6,235,793
Coca-Cola Amatil, Ltd.	575,717	3,494,636
National Australia Bank, Ltd.	239,979	5,949,777
Santos, Ltd. (A)	1,343,839	4,261,464
Belgium 1.5%		9,943,560
bpost SA	201,626	5,996,507
Ontex Group NV	115,863	3,947,053
Canada 7.0%		45,990,708
Bank of Montreal	76,470	5,787,267
Fairfax Financial Holdings, Ltd.	12,209	6,353,572
Goldcorp, Inc.	394,695	5,124,471
Husky Energy, Inc. (A)	392,310	4,911,146
IGM Financial, Inc. (B)	168,053	5,648,682
Magna International, Inc.	117,182	6,253,776
Suncor Energy, Inc.	161,188	5,649,170
The Toronto-Dominion Bank	111,234	6,262,624
Chile 0.8%		5,222,018
Antofagasta PLC	409,956	5,222,018
China 1.8%		12,185,288
China Petroleum & Chemical Corp., H Shares	3,878,279	2,922,988
CNOOC, Ltd.	3,866,000	5,004,738
Lenovo Group, Ltd.	7,692,572	4,257,562
Denmark 0.9%		5,650,091
Carlsberg A/S, Class B	51,489	5,650,091
France 11.5%		75,812,065
AXA SA	199,426	6,029,040
BNP Paribas SA	77,047	6,215,792
Engie SA	336,524	5,714,615
ICADE	63,865	5,697,745
Ingenico Group SA	55,399	5,251,992
Lagardere SCA	175,332	5,873,659
Orange SA	375,122	6,142,192
Pernod Ricard SA	40,443	5,594,624
Publicis Groupe SA	79,794	5,582,127
Sanofi	66,739	6,643,609
Schneider Electric SE (A)	69,724	6,071,606
TOTAL SA	101,436	5,446,519
12	JOHN HANCOCK International Value Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Vinci SA	58,398	$5,548,545
Germany 11.0%		72,782,736
Allianz SE	25,814	5,797,452
BASF SE	65,681	6,997,368
Bayer AG	45,524	6,218,696
Bayerische Motoren Werke AG	56,789	5,763,723
CECONOMY AG	161,558	1,902,451
E.ON SE	487,968	5,531,788
Fresenius Medical Care AG & Company KGaA	66,361	6,487,836
Gerresheimer AG	65,448	5,071,170
Merck KGaA	54,017	6,016,015
METRO AG (A)	161,558	3,415,039
Muenchener Rueckversicherungs-Gesellschaft AG	28,524	6,104,844
SAP SE	67,772	7,430,837
Siemens AG	42,843	6,045,517
Hong Kong 4.0%		26,232,830
China Mobile, Ltd.	532,582	5,406,749
CLP Holdings, Ltd.	495,227	5,084,307
Guangdong Investment, Ltd.	3,946,098	5,634,686
Hang Lung Group, Ltd.	1,439,113	5,182,389
Yue Yuen Industrial Holdings, Ltd.	1,290,702	4,924,699
Ireland 1.8%		12,008,108
Shire PLC	108,748	5,538,940
Smurfit Kappa Group PLC	206,315	6,469,168
Italy 0.5%		3,645,526
Eni SpA	220,119	3,645,526
Japan 20.8%		137,366,850
Bandai Namco Holdings, Inc.	165,331	5,679,918
Bridgestone Corp.	140,586	6,383,129
East Japan Railway Company	58,263	5,378,162
Fujitsu, Ltd.	742,197	5,523,835
Hirose Electric Company, Ltd.	36,046	5,075,574
Hitachi, Ltd.	899,629	6,343,152
Honda Motor Company, Ltd.	214,142	6,325,868
Isuzu Motors, Ltd.	425,207	5,637,768
Japan Tobacco, Inc.	157,398	5,158,084
Keisei Electric Railway Company, Ltd.	203,378	5,626,929
Matsumotokiyoshi Holdings Company, Ltd.	86,057	5,764,234
Mitsubishi Chemical Holdings Corp.	602,840	5,747,462
Mitsubishi Corp.	244,309	5,684,052
Mitsubishi Electric Corp.	361,480	5,654,761
Mitsubishi UFJ Financial Group, Inc.	920,310	5,983,705
Mitsui Fudosan Company, Ltd.	249,085	5,400,915
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Value Equity Fund	13

	Shares	Value
Japan (continued)
Mizuho Financial Group, Inc.	3,242,084	$5,683,501
Nippon Telegraph & Telephone Corp.	126,225	5,783,721
Nippon Television Holdings, Inc.	309,268	5,432,795
Seven & i Holdings Company, Ltd.	137,248	5,302,504
Sumitomo Chemical Company, Ltd.	956,395	5,983,267
Taiheiyo Cement Corp.	149,447	5,773,751
Toyo Suisan Kaisha, Ltd.	148,921	5,471,155
Toyota Motor Corp.	110,159	6,568,608
Netherlands 4.6%		30,631,458
Aegon NV	932,588	5,436,046
Akzo Nobel NV	77,654	7,161,946
Heineken Holding NV	59,468	5,587,030
ING Groep NV	323,407	5,961,119
Royal Dutch Shell PLC, A Shares	214,126	6,485,317
Norway 0.8%		5,187,860
DNB ASA	256,951	5,187,860
Singapore 1.8%		11,724,109
DBS Group Holdings, Ltd.	401,321	6,177,963
Sembcorp Industries, Ltd.	2,533,316	5,546,146
Spain 1.9%		12,712,270
Banco Santander SA	989,784	6,923,351
Telefonica SA	532,706	5,788,919
Sweden 2.4%		16,141,441
Modern Times Group MTG AB, B Shares	152,131	5,517,085
Telefonaktiebolaget LM Ericsson, B Shares	785,702	4,529,642
Trelleborg AB, B Shares	243,157	6,094,714
Switzerland 7.4%		48,845,610
Adecco Group AG	77,718	6,054,584
Credit Suisse Group AG (A)	294,699	4,669,387
Julius Baer Group, Ltd. (A)	94,753	5,622,656
LafargeHolcim, Ltd. (A)	104,121	6,095,756
Nestle SA	96,111	8,067,678
Novartis AG	87,800	7,531,040
Roche Holding AG	22,494	5,749,919
Zurich Insurance Group AG	16,541	5,054,590
United Kingdom 12.8%		85,000,483
AstraZeneca PLC	95,725	6,365,842
Aviva PLC	727,475	5,020,979
Barclays PLC	1,993,252	5,168,461
BP PLC	832,076	5,330,271
Debenhams PLC	4,129,169	2,740,240
GlaxoSmithKline PLC	285,231	5,701,935
14	JOHN HANCOCK International Value Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	782,548	$7,736,128
Imperial Brands PLC	132,114	5,638,722
Informa PLC	626,931	5,649,644
Kingfisher PLC	1,244,253	4,981,587
Meggitt PLC	827,508	5,779,901
RPC Group PLC	457,417	6,074,348
Standard Chartered PLC (A)	513,786	5,108,616
Unilever PLC	134,741	7,798,712
Vodafone Group PLC	2,108,824	5,905,097

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$5,692,146
(Cost $5,692,314)
John Hancock Collateral Trust (C)	1.2098(D)	568,873	5,692,146

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$17,845,000
(Cost $17,844,711)
U.S. Government Agency 2.4%				15,816,000
Federal Agricultural Mortgage Corp. Discount Note	0.700	10-02-17	1,569,000	1,569,000
Federal Farm Credit Bank Discount Note	0.700	10-02-17	269,000	269,000
Federal Home Loan Bank Discount Note	0.600	10-02-17	13,978,000	13,978,000

	Par value^	Value
Repurchase agreement 0.3%		2,029,000
Barclays Capital Tri-Party Repurchase Agreement dated 9-29-17 at 1.020% to be repurchased at $2,029,172 on 10-2-17, collateralized by $2,048,500 U.S. Treasury Notes, 1.875% due 3-31-22 (valued at $2,069,833, including interest)	2,029,000	2,029,000
Total investments (Cost $612,377,204) 100.7%		$666,370,154
Other assets and liabilities, net (0.7%)		(4,845,914)
Total net assets 100.0%		$661,524,240

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-17, the aggregate cost of investments for federal income tax purposes was $613,386,824. Net unrealized appreciation aggregated to $52,983,330, of which $90,167,306 related to gross unrealized appreciation and $37,183,976 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Value Equity Fund	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $606,684,890) including $5,349,533 of securities loaned	$660,678,008
Affiliated investments, at value (Cost $5,692,314)	5,692,146
Cash	198,389
Foreign currency, at value (Cost $357,221)	355,799
Receivable for fund shares sold	92,989
Dividends and interest receivable	2,822,530
Receivable for securities lending income	8,952
Other receivables and prepaid expenses	94,775
Total assets	669,943,588
Liabilities
Payable for fund shares repurchased	2,582,478
Payable upon return of securities loaned	5,692,200
Payable to affiliates
Accounting and legal services fees	16,268
Transfer agent fees	2,297
Distribution and service fees	164
Trustees' fees	335
Other liabilities and accrued expenses	125,606
Total liabilities	8,419,348
Net assets	$661,524,240
Net assets consist of
Paid-in capital	$580,868,055
Undistributed net investment income	15,700,964
Accumulated net realized gain (loss) on investments and foreign currency transactions	10,934,186
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	54,021,035
Net assets	$661,524,240

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($18,300,672 ÷ 2,083,531 shares)[1]	$8.78
Class C ($826,903 ÷ 93,549 shares)[1]	$8.84
Class I ($6,247,210 ÷ 709,784 shares)	$8.80
Class R2 ($863,070 ÷ 98,006 shares)	$8.81
Class R4 ($103,268 ÷ 11,723 shares)	$8.81
Class R6 ($955,737 ÷ 108,712 shares)	$8.79
Class NAV ($634,227,380 ÷ 72,045,206 shares)	$8.80
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$9.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       17

STATEMENT OF OPERATIONS   For the six months ended 9-30-17 (unaudited)

Investment income
Dividends	$13,675,087
Non-cash dividends	3,799,532
Securities lending	215,101
Interest	90,229
Less foreign taxes withheld	(1,194,512)
Total investment income	16,585,437
Expenses
Investment management fees	2,858,599
Distribution and service fees	29,647
Accounting and legal services fees	53,540
Transfer agent fees	13,923
Trustees' fees	5,870
State registration fees	42,550
Printing and postage	11,616
Professional fees	37,188
Custodian fees	125,836
Other	9,891
Total expenses	3,188,660
Less expense reductions	(26,686)
Net expenses	3,161,974
Net investment income	13,423,463
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,739,850
Affiliated investments	(2,074)
16,737,776
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	31,861,055
Affiliated investments	(168)
31,860,887
Net realized and unrealized gain	48,598,663
Increase in net assets from operations	$62,022,126

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-17	Year ended 3-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$13,423,463	$11,945,223
Net realized gain	16,737,776	3,847,805
Change in net unrealized appreciation (depreciation)	31,860,887	60,307,496
Increase in net assets resulting from operations	62,022,126	76,100,524
Distributions to shareholders
From net investment income
Class A	—	(296,601)
Class C	—	(5,101)
Class I	—	(52,380)
Class R2	—	(11,361)
Class R4	—	(1,634)
Class R6	—	(10,496)
Class NAV	—	(11,935,754)
Total distributions	—	(12,313,327)
From fund share transactions	(30,422,935)	61,738,752
Total increase	31,599,191	125,525,949
Net assets
Beginning of period	629,925,049	504,399,100
End of period	$661,524,240	$629,925,049
Undistributed net investment income	$15,700,964	$2,277,501

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       19

Financial highlights

Class A Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$8.01		$7.20	$8.29	$9.33	$8.66	$8.22
Net investment income[2]	0.16	[3]	0.14	0.12	0.13	0.17 [4]	0.12
Net realized and unrealized gain (loss) on investments	0.61		0.79	(0.89)	(0.41)	0.97	0.54
Total from investment operations	0.77		0.93	(0.77)	(0.28)	1.14	0.66
Less distributions
From net investment income	—		(0.12)	(0.11)	(0.19)	(0.09)	(0.08)
From net realized gain	—		—	(0.21)	(0.57)	(0.38)	(0.14)
Total distributions	—		(0.12)	(0.32)	(0.76)	(0.47)	(0.22)
Net asset value, end of period	$8.78		$8.01	$7.20	$8.29	$9.33	$8.66
Total return (%)[5,6]	9.61	[7]	13.09	(9.46)	(2.45)	13.51	8.16
Ratios and supplemental data
Net assets, end of period (in millions)	$18		$18	$25	$22	$18	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	[8]	1.35	1.39	1.53	1.63	1.99
Expenses including reductions	1.31	[8]	1.34	1.38	1.52	1.60	1.60
Net investment income	1.85	[3,7]	1.89	1.57	1.50	1.85 [4]	1.52
Portfolio turnover (%)	14		27	18	25	38	27

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.05 and 0.58%, respectively.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       20

Class C Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.09		$7.27	$8.35	$9.63
Net investment income[3]	0.13	[4]	0.08	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.62		0.81	(0.90)	(0.60)
Total from investment operations	0.75		0.89	(0.84)	(0.59)
Less distributions
From net investment income	—		(0.07)	(0.03)	(0.12)
From net realized gain	—		—	(0.21)	(0.57)
Total distributions	—		(0.07)	(0.24)	(0.69)
Net asset value, end of period	$8.84		$8.09	$7.27	$8.35
Total return (%)[5,6]	9.27	[7]	12.30	(10.19)	(5.72	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07	[9]	2.10	3.23	13.81	[9]
Expenses including reductions	2.06	[9]	2.09	2.21	2.35	[9]
Net investment income	1.48	[4,7]	1.03	0.70	0.11	[9]
Portfolio turnover (%)	14		27	18	25	[10]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.05 and 0.58%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       21

Class I Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$8.02		$7.20	$8.29	$9.33	$8.66	$8.21
Net investment income[2]	0.17	[3]	0.16	0.15	0.18	0.20 [4]	0.13
Net realized and unrealized gain (loss) on investments	0.61		0.80	(0.91)	(0.44)	0.97	0.57
Total from investment operations	0.78		0.96	(0.76)	(0.26)	1.17	0.70
Less distributions
From net investment income	—		(0.14)	(0.12)	(0.21)	(0.12)	(0.11)
From net realized gain	—		—	(0.21)	(0.57)	(0.38)	(0.14)
Total distributions	—		(0.14)	(0.33)	(0.78)	(0.50)	(0.25)
Net asset value, end of period	$8.80		$8.02	$7.20	$8.29	$9.33	$8.66
Total return (%)[5]	9.73	[6]	13.52	(9.29)	(2.20)	13.87	8.61
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$5	$2	$3	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	[7]	1.09	1.28	1.41	1.46	2.08
Expenses including reductions	1.05	[7]	1.08	1.14	1.29	1.29	1.28
Net investment income	1.98	[3,6]	2.16	1.87	1.93	2.20 [4]	1.52
Portfolio turnover (%)	14		27	18	25	38	27

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.05 and 0.58%, respectively.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       22

Class R2 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$8.04		$7.23	$8.31	$9.35	$8.53
Net investment income[3]	0.15	[4]	0.13	0.11	0.11	0.19	[5]
Net realized and unrealized gain (loss) on investments	0.62		0.80	(0.89)	(0.40)	1.09
Total from investment operations	0.77		0.93	(0.78)	(0.29)	1.28
Less distributions
From net investment income	—		(0.12)	(0.09)	(0.18)	(0.08)
From net realized gain	—		—	(0.21)	(0.57)	(0.38)
Total distributions	—		(0.12)	(0.30)	(0.75)	(0.46)
Net asset value, end of period	$8.81		$8.04	$7.23	$8.31	$9.35
Total return (%)[6]	9.58	[7]	12.94	(9.53)	(2.63)	15.38	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	[8]	1.46	1.68	2.76	5.96	[8]
Expenses including reductions	1.45	[8]	1.46	1.55	1.68	1.68	[8]
Net investment income	1.78	[4,7]	1.73	1.41	1.20	2.84	[5,8]
Portfolio turnover (%)	14		27	18	25	38	[9]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class R2 shares is 7-2-13.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.05 and 0.58%, respectively.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       23

Class R4 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$8.03		$7.21	$8.30	$9.34	$8.53
Net investment income[3]	0.16	[4]	0.15	0.14	0.15	0.10	[5]
Net realized and unrealized gain (loss) on investments	0.62		0.81	(0.90)	(0.42)	1.20
Total from investment operations	0.78		0.96	(0.76)	(0.27)	1.30
Less distributions
From net investment income	—		(0.14)	(0.12)	(0.20)	(0.11)
From net realized gain	—		—	(0.21)	(0.57)	(0.38)
Total distributions	—		(0.14)	(0.33)	(0.77)	(0.49)
Net asset value, end of period	$8.81		$8.03	$7.21	$8.30	$9.34
Total return (%)[6]	9.71	[7]	13.44	(9.34)	(2.36)	15.55	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	— [8]	— [8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	[9]	1.24	3.82	18.12	15.49	[9]
Expenses including reductions	1.11	[9]	1.13	1.22	1.43	1.43	[9]
Net investment income	1.96	[4,7]	2.03	1.78	1.67	1.43	[5,9]
Portfolio turnover (%)	14		27	18	25	38	[10]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class R4 shares is 7-2-13.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.05 and 0.58%, respectively.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       24

Class R6 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$8.00		$7.20	$8.28	$9.33	$8.53
Net investment income[3]	0.17	[4]	0.15	0.25	0.10	0.12	[5]
Net realized and unrealized gain (loss) on investments	0.62		0.80	(0.98)	(0.34)	1.20
Total from investment operations	0.79		0.95	(0.73)	(0.24)	1.32
Less distributions
From net investment income	—		(0.15)	(0.14)	(0.24)	(0.14)
From net realized gain	—		—	(0.21)	(0.57)	(0.38)
Total distributions	—		(0.15)	(0.35)	(0.81)	(0.52)
Net asset value, end of period	$8.79		$8.00	$7.20	$8.28	$9.33
Total return (%)[6]	9.88	[7]	13.36	(8.97)	(2.04)	15.83	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [8]	$4	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	[9]	0.99	1.16	2.32	16.37	[9]
Expenses including reductions	0.95	[9]	0.97	0.97	1.04	1.10	[9]
Net investment income	2.03	[4,7]	2.02	2.95	1.15	1.76	[5,9]
Portfolio turnover (%)	14		27	18	25	38	[10]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class R6 shares is 7-2-13.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.05 and 0.58%, respectively.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       25

Class NAV Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$8.01		$7.20	$8.29	$9.34	$8.66	$8.22
Net investment income[2]	0.17	[3]	0.16	0.16	0.18	0.21 [4]	0.15
Net realized and unrealized gain (loss) on investments	0.62		0.80	(0.90)	(0.42)	0.99	0.55
Total from investment operations	0.79		0.96	(0.74)	(0.24)	1.20	0.70
Less distributions
From net investment income	—		(0.15)	(0.14)	(0.24)	(0.14)	(0.12)
From net realized gain	—		—	(0.21)	(0.57)	(0.38)	(0.14)
Total distributions	—		(0.15)	(0.35)	(0.81)	(0.52)	(0.26)
Net asset value, end of period	$8.80		$8.01	$7.20	$8.29	$9.34	$8.66
Total return (%)[5]	9.73	[6]	13.64	(9.09)	(2.03)	14.23	8.69
Ratios and supplemental data
Net assets, end of period (in millions)	$634		$605	$476	$417	$433	$307
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	[7]	0.98	0.99	1.04	1.03	1.08
Expenses including reductions	0.94	[7]	0.97	0.98	1.03	1.03	1.08
Net investment income	2.05	[3,6]	2.12	2.00	2.05	2.37 [4]	1.78
Portfolio turnover (%)	14		27	18	25	38	27

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.05 and 0.58%, respectively.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       26

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Value Equity Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2017, by major security category or type:

	Total value at 9-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$25,749,997	—	$25,749,997	—
Belgium	9,943,560	—	9,943,560	—
Canada	45,990,708	$45,990,708	—	—
Chile	5,222,018	—	5,222,018	—
China	12,185,288	—	12,185,288	—
Denmark	5,650,091	—	5,650,091	—
France	75,812,065	—	75,812,065	—
Germany	72,782,736	—	72,782,736	—
Hong Kong	26,232,830	—	26,232,830	—
Ireland	12,008,108	—	12,008,108	—
Italy	3,645,526	—	3,645,526	—
Japan	137,366,850	—	137,366,850	—
Netherlands	30,631,458	—	30,631,458	—
Norway	5,187,860	—	5,187,860	—
Singapore	11,724,109	—	11,724,109	—
Spain	12,712,270	—	12,712,270	—
Sweden	16,141,441	—	16,141,441	—
Switzerland	48,845,610	—	48,845,610	—
United Kingdom	85,000,483	—	85,000,483	—
Securities lending collateral	5,692,146	5,692,146	—	—
Short-term investments	17,845,000	—	17,845,000	—
Total investments in securities	$666,370,154	$51,682,854	$614,687,300	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

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Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2017, the fund loaned common stocks valued at $5,349,533 and received $5,692,200 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       29

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended September 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended September 30, 2017, were $2,323.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2017, the fund has a long-term capital loss carryforward of $5,382,665 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       30

period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $100 million of the fund's average daily net assets; (b) 0.850% of the next $500 million of the fund's average daily net assets; (c) 0.800% of the next $400 million of the fund's average daily net assets; and (d) 0.750% of the fund's average daily net assets in excess of $1 billion. Prior to July 1, 2017, the management fee structure was (a) 0.900% of the first $100 million of the fund's average daily net assets; (b) 0.875% of the next $900 million of the fund's average daily net assets; (c) 0.850% of the next $1 billion of the fund's average daily net assets; (d) 0.825% of the next $1 billion of the fund's average daily net assets; (e) 0.800% of the next $1 billion of the fund's average daily net assets; and (f) 0.775% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2017, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to July 1, 2017, the Advisor contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceeded 0.00% of average annual net assets (on an annualized basis) attributable to the class.

The expense reductions described above amounted to the following for the six months ended September 30, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$745	Class R4	$3
Class C	35	Class R6	70
Class I	223	Class NAV	25,526
Class R2	34	Total	$26,636

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2017, were equivalent to a net annual effective rate of 0.86% of the fund's average daily net assets.

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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Classs R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

Class A shares are currently charged 0.25% for Rule 12b-1 fees.

The fund's Distributor has contractually agreed to waive its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the Distributor of 0.15%. This agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. This contractual waiver amounted to $50 for Class R4 shares for the six months ended September 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $20,440 for the six months ended September 30, 2017. Of this amount, $3,618 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $16,822 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2017, CDSCs received by the Distributor amounted to $14 and $45 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the six months ended September 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$23,127	$10,470
Class C	4,316	489
Class I	—	2,841
Class R2	2,080	56
Class R4	124	7
Class R6	—	60
Total	$29,647	$13,923

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. For the six months ended September 30, 2017, the fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Lender	$8,749,400	1	1.020%	$248

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2017 and for the year ended March 31, 2017 were as follows:

		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	223,123	$1,886,137	500,739	$3,759,558
Distributions reinvested	—	—	39,485	296,922
Repurchased	(398,689)	(3,385,676)	(1,708,637)	(12,642,491)
Net decrease	(175,566)	($1,499,539)	(1,168,413)	($8,586,011)
Class C shares
Sold	18,807	$159,202	66,211	$500,683
Distributions reinvested	—	—	670	5,101
Repurchased	(21,947)	(189,518)	(31,331)	(233,589)
Net increase (decrease)	(3,140)	($30,316)	35,550	$272,195
Class I shares
Sold	203,219	$1,701,624	589,714	$4,514,221
Distributions reinvested	—	—	6,965	52,380
Repurchased	(73,888)	(619,841)	(304,224)	(2,287,859)
Net increase	129,331	$1,081,783	292,455	$2,278,742

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		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	5,873	$49,316	11,417	$85,795
Distributions reinvested	—	—	1,507	11,361
Repurchased	(7,034)	(59,889)	(20,153)	(150,412)
Net decrease	(1,161)	($10,573)	(7,229)	($53,256)
Class R6 shares
Sold	2,135	$18,112	115,910	$867,371
Distributions reinvested	—	—	1,399	10,496
Repurchased	(253)	(2,121)	(34,521)	(258,715)
Net increase	1,882	$15,991	82,788	$619,152
Class NAV shares
Sold	3,329,259	$26,996,874	19,105,581	$142,061,646
Distributions reinvested	—	—	1,589,315	11,935,754
Repurchased	(6,723,880)	(56,977,155)	(11,371,273)	(86,789,470)
Net increase (decrease)	(3,394,621)	($29,980,281)	9,323,623	$67,207,930
Total net increase (decrease)	(3,443,275)	($30,422,935)	8,558,774	$61,738,752

There were no fund share transactions during the six months ended September 30, 2017 and year ended March 31, 2017 for Class R4 shares.

Affiliates of the fund owned 10%, 100%, 83% and 100% of shares of Class I, Class R4, Class R6 and Class NAV, respectively, on September 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $90,789,608 and $105,443,936, respectively, for the six months ended September 30, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2017, funds within the John Hancock group of funds complex held 95.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	34.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.9%

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock International Value Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:;

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2016. The Board also noted that the fund outperformed its peer group average for the one-, three- and ten-year periods and underperformed its peer group average for the five-year period ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group for the one-, three- and ten-year periods. The Board conluded that the fund's performance has genearally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including the fact that the fund's net total expenses had decreased from the previous year. The Board took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board also noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

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Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

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representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Value Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF403052	366SA 9/17 11/17

John Hancock

Strategic Growth Fund

Semiannual report 9/30/17

A message to shareholders

Dear shareholder,

Wherever stock investors look today, the markets seem to exhibit undiminished strength. Three bellwether U.S. indexes—the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite Index—simultaneously hit all-time highs more than once in recent months. While stock markets are setting records, investors have reason to be vigilant. U.S. stocks haven't experienced a drop of even 5% in more than a year. This degree of calm in a rising market is rare, and as the bull market advances, many stocks are moving deeper into overvalued territory, suggesting that market leaders are vulnerable to any setbacks.

Advancing the interests of fund shareholders

One of our primary goals is to advance the interests of our fund shareholders wherever possible. To that end, we recently announced our third round of expense reductions this year, targeting six mutual funds and two closed-end funds that together represent more than $7 billion in assets under management. Details can be found at jhinvestments.com.

In addition, we are proud to report that in May fund researcher Morningstar, Inc. formally recognized our shareholder-friendly initiatives by upgrading our parent pillar rating—a key component of the Morningstar Analyst Rating system—to positive, the highest possible rating. Morningstar evaluates select funds and their parent firms based on intensive research, including on-site due diligence. They focused on such factors as whether our portfolio managers invest meaningfully in the funds they manage, the quality of our risk management, our corporate culture, and our commitment to recognizing shareholder interests—in other words, how effective we are as stewards of investor capital. We're proud to have been recognized by Morningstar for our efforts and we're committed to continue our work of furthering the interests of our shareholders.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Strategic Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
27	Notes to financial statements
35	Continuation of investment advisory and subadvisory agreements
41	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/17 (%)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A strong market backdrop

Stock prices trended upward during the period, creating a favorable backdrop for equity investors and the fund.

Relative outperformance

The fund's Class A shares (excluding sales charges) outperformed the benchmark, the Russell 1000 Growth Index, due primarily to strong security selection in industrials, consumer staples, and information technology.

Energy sector allocation detracted

One source of difficulty was the fund's modest overweighting in the weak-performing energy sector.

SECTOR COMPOSITION AS OF 9/30/17 (%)

A note about risks

Growth stocks may be more susceptible to earnings disappointments. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused on one sector may fluctuate more widely than investments in a wider variety of sectors. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager W. Shannon Reid, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

W. Shannon Reid, CFA
Portfolio Manager
John Hancock Asset Management

How did the fund perform during the six months ended September 30, 2017?

It was a favorable environment for stock investors, as the market trended upward for nearly the entire six-month span. Equity markets rose on U.S. companies' better-than-expected quarterly profits and revenue growth, along with rising future earnings estimates. Investors also saw increasingly favorable economic data, especially in Europe, which seemed to suggest a synchronized global expansion.

Against this backdrop, the fund outpaced its benchmark, the Russell 1000 Growth Index. Strong security selection contributed the most to the fund's outperformance, especially in the industrials, information technology, and consumer staples sectors.

One source of difficulty was the fund's modest overweighting in the weak-performing energy sector. Another was a small cash allocation, which limited the fund's upside in a rising market.

Which stocks meaningfully contributed to the fund's relative performance?

In the information technology sector, video game publisher Electronic Arts, Inc. (EA) added value. EA continued to report strong earnings stemming from healthy sales. As of period end, we continued to see good opportunity with this company, which has benefited from the long-term trend of more people playing more games, especially EA titles, which include some of the industry's top-tier franchises.

ServiceNow, Inc., a provider of enterprise cloud computing services, also performed well, benefiting from the tailwind of more companies shifting IT infrastructure to the cloud. Other information technology contributors included Shopify, Inc. and Facebook, Inc. Shopify, which provides e-commerce solutions to small- to medium-sized retailers, has benefited from the long-term global trend toward online purchasing and away from brick-and-mortar retailing. This shift has allowed the company to continue to sign up new customers and generate impressive financial results.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       4

"Strong security selection contributed the most to the fund's outperformance, especially in the industrials, information technology, and consumer staples sectors."
Meanwhile, social networking giant Facebook continued to see rapid growth in its advertising revenue, particularly from video.

Elsewhere, in industrials, Rockwell Collins, Inc. was a particularly big contributor this period. Shares of this aircraft parts manufacturer rose sharply in August, when it agreed to be acquired by United Technologies Corporation (not held). Shortly afterward, we sold the fund's Rockwell Collins stake in recognition of its strong gain. It is our belief that more favorable opportunities now lay elsewhere.

Which stocks detracted on a relative basis?

The fund was hurt by a position in O'Reilly Automotive, Inc., a provider of after-market auto parts. O'Reilly struggled this period as the company issued its second consecutive disappointing financial report, citing mild weather and weak new car sales as negative business factors. As of period end, however, we see these issues as transitory, and we took advantage of price weakness to increase the fund's O'Reilly investment.

Also detracting was industrial supplier HD Supply Holdings, Inc., whose shares tumbled in early June, after the company reported earnings well below analysts' expectations. We came to believe that competitive pressures in the hardware supply business were greater than we previously thought. Shortly after the earnings announcement, we sold the fund's position in favor of other opportunities we believed provided a better risk/reward trade-off.

Allergan PLC also hampered results. The drug manufacturer's weakness period partly reflected the market's concern about patent protection for Restasis, a treatment for dry eyes and one of Allergan's most important products. In our view, however, the market was overreacting to the potential loss of the Restasis patent, and that Allergan's attractive valuation and strong organic growth rate continued to make it an attractive investment. We subsequently increased the fund's holdings in Allergan during the period.

What changes did you make to the fund's portfolio?

Although the fund was overweight in the consumer discretionary sector throughout the period, we did reduce the size of that overweight, largely due to our decision to sell two stocks. We eliminated

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       5

"We still see a healthy backdrop for equity investors, and the fund's positioning at period end reflected our expectation for continued economic growth."
The Walt Disney Company, a longtime holding that, because of an increasingly competitive media landscape and the potential for diminished pricing, we believe posed heightened risk. We also sold out of Advanced Auto Parts, Inc., reflecting our observation of slowing revenue growth in the industry. We used the proceeds of this sale to increase the fund's investment in O'Reilly, which we liked for its market-leading position despite our view of slowing industry growth.

In industrials, we sold Rockwell Collins and HD Supply (as noted earlier), which resulted in an increased underweight in the sector at period end. The fund was still overweight in information technology because of the sector's strong overall performance and our decision to increase exposure to several names that we continued to find attractive—including software companies Microsoft Corp., Oracle Corp., and Alphabet, Inc.—as well as several other technology companies that we believed offered good long-term potential.

As of period end, how was the fund positioned?

We still see a healthy backdrop for equity investors, and the fund's positioning at period end reflected our expectation for continued economic growth. For example, the fund's largest sector overweight as of period end was information technology, an economically sensitive group.

That said, we are also mindful of several risks, including elevated equity valuations, geopolitical

TOP 10 HOLDINGS AS OF 9/30/17 (%)

Microsoft Corp.	6.6
Apple, Inc.	5.9
Facebook, Inc., Class A	5.5
Amazon.com, Inc.	5.0
Alphabet, Inc., Class C	4.5
UnitedHealth Group, Inc.	3.7
Celgene Corp.	3.0
Comcast Corp., Class A	2.8
Alphabet, Inc., Class A	2.6
Electronic Arts, Inc.	2.2
TOTAL	41.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       6

concerns and the potential for tighter monetary policy from the U.S. Federal Reserve. This last point has been a factor in our decision to overweight the financials sector, with an emphasis on companies that would likely benefit from an environment of higher interest rates.

Despite our overall optimism, we continue to monitor the risk/reward prospects of the fund's holdings. We have been actively trimming stocks whose prices have approached our price targets, shifting the proceeds into other names offering what we saw as better future return prospects.

MANAGED BY

W. Shannon Reid, CFA On the fund since 2011 Investing since 1981
David M. Chow, CFA On the fund since 2011 Investing since 1992
Curtis Ifill, CFA On the fund since 2011 Investing since 1996
Jay Zelko On the fund since 2011 Investing since 1987

The views expressed in this report are exclusively those of W. Shannon Reid, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	16.23	12.85	14.72	6.42	83.05	121.51
Class C2	20.34	13.48	15.27	10.55	88.20	127.74
Class I3	22.58	14.38	16.11	12.07	95.76	137.52
Class R2[2,3]	22.25	13.96	15.69	11.93	92.22	132.61
Class R4[2,3]	22.46	14.08	15.80	12.06	93.26	133.86
Class R6[2,3]	22.81	14.25	15.94	12.18	94.66	135.56
Class NAV[3]	22.74	14.55	16.29	12.18	97.23	139.69
Index†	21.94	15.26	16.63	10.84	103.40	143.80

Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.11	1.86	0.85	1.25	1.10	0.75	0.73
Net (%)	1.11	1.86	0.85	1.25	1.00	0.75	0.73

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-19-11	22,774	22,774	24,380
Class I3	12-19-11	23,752	23,752	24,380
Class R2[2,3]	12-19-11	23,261	23,261	24,380
Class R4[2,3]	12-19-11	23,386	23,386	24,380
Class R6[2,3]	12-19-11	23,556	23,556	24,380
Class NAV[3]	12-19-11	23,969	23,969	24,380

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-19-11.
2	Class C shares commenced operations on 8-28-14; Class R2, Class R4, and Class R6 shares commenced operations on 3-27-15. Returns shown prior to Class C, Class R2, Class R4, and Class R6 shares' commencement dates are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns shown prior to the commencement date of a share class would differ from the new share class only to the extent that expenses of the classes are different.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on April 1, 2017, with the same investment held until September 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2017	Ending value on 9-30-2017	Expenses paid during period ended 9-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,120.30	$5.79	1.09%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.52	1.09%
Class C	Actual expenses/actual returns	1,000.00	1,115.50	9.76	1.84%
	Hypothetical example for comparison purposes	1,000.00	1,015.80	9.30	1.84%
Class I	Actual expenses/actual returns	1,000.00	1,120.70	4.41	0.83%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	4.20	0.83%
Class R2	Actual expenses/actual returns	1,000.00	1,119.30	6.32	1.19%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	6.02	1.19%
Class R4	Actual expenses/actual returns	1,000.00	1,120.60	4.89	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.50	4.66	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,121.80	3.88	0.73%
	Hypothetical example for comparison purposes	1,000.00	1,021.40	3.70	0.73%
Class NAV	Actual expenses/actual returns	1,000.00	1,121.80	3.83	0.72%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.65	0.72%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       11

Fund’s investments
AS OF 9-30-17 (unaudited)
	Shares	Value
Common stocks 95.6%		$1,861,227,324
(Cost $1,243,886,271)
Consumer discretionary 19.1%		371,407,011
Auto components 1.4%
Tenneco, Inc.	439,215	26,647,174
Hotels, restaurants and leisure 0.9%
Las Vegas Sands Corp.	272,302	17,470,896
Internet and direct marketing retail 9.4%
Amazon.com, Inc. (A)	101,009	97,105,002
Expedia, Inc.	223,193	32,126,400
Netflix, Inc. (A)	72,368	13,123,937
The Priceline Group, Inc. (A)	21,971	40,224,946
Media 2.8%
Comcast Corp., Class A	1,430,454	55,043,870
Specialty retail 4.5%
Lowe's Companies, Inc.	447,193	35,748,608
O'Reilly Automotive, Inc. (A)	129,498	27,889,984
The Home Depot, Inc.	147,670	24,152,905
Textiles, apparel and luxury goods 0.1%
NIKE, Inc., Class B	36,129	1,873,289
Consumer staples 4.1%		80,173,513
Beverages 2.6%
Monster Beverage Corp. (A)	592,786	32,751,427
PepsiCo, Inc.	170,904	19,043,833
Household products 0.5%
Colgate-Palmolive Company	132,559	9,656,923
Tobacco 1.0%
Altria Group, Inc.	295,196	18,721,330
Energy 1.2%		22,490,205
Oil, gas and consumable fuels 1.2%
Chevron Corp.	191,406	22,490,205
Financials 5.6%		109,528,830
Banks 3.2%
Bank of America Corp.	540,602	13,698,855
Citigroup, Inc.	496,798	36,137,087
First Republic Bank	120,855	12,624,513
Capital markets 2.4%
Morgan Stanley	767,190	36,955,542
The Goldman Sachs Group, Inc.	42,636	10,112,833
12	JOHN HANCOCK Strategic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 14.8%		$288,613,472
Biotechnology 5.8%
AbbVie, Inc.	261,580	23,243,999
Amgen, Inc.	169,448	31,593,580
Celgene Corp. (A)	400,727	58,434,011
Health care equipment and supplies 0.9%
Boston Scientific Corp. (A)	577,393	16,842,554
Health care providers and services 5.0%
Anthem, Inc.	140,647	26,706,052
UnitedHealth Group, Inc.	364,176	71,323,870
Life sciences tools and services 1.0%
Quintiles IMS Holdings, Inc. (A)	214,480	20,390,614
Pharmaceuticals 2.1%
Allergan PLC	195,554	40,078,792
Industrials 7.6%		148,028,151
Aerospace and defense 1.9%
Northrop Grumman Corp.	42,175	12,134,591
TransDigm Group, Inc.	95,340	24,373,671
Air freight and logistics 2.1%
FedEx Corp.	178,889	40,353,781
Machinery 1.8%
Caterpillar, Inc.	284,701	35,505,062
Professional services 0.4%
TransUnion (A)	158,256	7,479,179
Road and rail 0.7%
CSX Corp.	248,229	13,468,906
Trading companies and distributors 0.7%
United Rentals, Inc. (A)	106,047	14,712,961
Information technology 41.4%		805,248,223
Internet software and services 13.8%
Alphabet, Inc., Class A (A)	51,860	50,497,119
Alphabet, Inc., Class C (A)	91,934	88,174,819
Facebook, Inc., Class A (A)	623,928	106,610,577
New Relic, Inc. (A)	225,036	11,206,793
Shopify, Inc., Class A (A)	106,457	12,401,176
IT services 3.3%
SourceHOV LLC (A)	510	1,335,597
Vantiv, Inc., Class A (A)	272,554	19,206,880
Visa, Inc., Class A	412,986	43,462,647
Semiconductors and semiconductor equipment 1.0%
Broadcom, Ltd.	79,493	19,280,231
Software 17.4%
Activision Blizzard, Inc.	482,736	31,141,299
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Growth Fund	13

	Shares	Value
Information technology (continued)
Software (continued)
Adobe Systems, Inc. (A)	42,946	$6,406,684
Autodesk, Inc. (A)	141,386	15,871,992
Electronic Arts, Inc. (A)	370,484	43,739,341
Microsoft Corp.	1,720,629	128,169,654
Oracle Corp.	793,691	38,374,960
RingCentral, Inc., Class A (A)	494,674	20,652,640
ServiceNow, Inc. (A)	366,275	43,048,301
VMware, Inc., Class A (A)(B)	102,744	11,218,617
Technology hardware, storage and peripherals 5.9%
Apple, Inc.	742,596	114,448,896
Real estate 1.8%		35,737,919
Equity real estate investment trusts 1.8%
Equinix, Inc.	80,076	35,737,919

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$10,299,263
(Cost $10,298,819)
John Hancock Collateral Trust (C)	1.2098(D)	1,029,309	10,299,263

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.5%				$87,082,427
(Cost $87,082,427)
U.S. Government Agency 4.4%				85,953,427
Federal Agricultural Mortgage Corp. Discount Note	0.700	10-02-17	8,525,000	8,524,834
Federal Farm Credit Bank Discount Note	0.700	10-02-17	1,461,000	1,460,972
Federal Home Loan Bank Discount Note	0.700	10-02-17	75,969,000	75,967,621

	Par value^	Value
Repurchase agreement 0.1%		1,129,000

Repurchase Agreement with State Street Corp. dated 9-29-17 at 0.340% to be repurchased at $1,129,032 on 10-2-17, collateralized by $1,155,000 Federal Home Loan Mortgage Corp., 1.700% due 9-29-20 (valued at $1,152,113, including interest)	1,129,000	1,129,000

Total investments (Cost $1,341,267,517) 100.6%	$1,958,609,014
Other assets and liabilities, net (0.6%)	(11,976,458)
Total net assets 100.0%	$1,946,632,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-17.
14	JOHN HANCOCK Strategic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-17, the aggregate cost of investments for federal income tax purposes was $1,345,579,222. Net unrealized appreciation aggregated to $613,029,792, of which $620,864,651 related to gross unrealized appreciation and $7,834,859 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Growth Fund	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-17 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,330,968,698) including $10,085,821 of securities loaned	$1,948,309,751
Affiliated investments, at value (Cost $10,298,819)	10,299,263
Cash	109
Receivable for fund shares sold	105,677
Dividends and interest receivable	211,020
Receivable for securities lending income	7,700
Other receivables and prepaid expenses	132,781
Total assets	1,959,066,301
Liabilities
Payable for investments purchased	1,093,715
Payable for fund shares repurchased	735,331
Payable upon return of securities loaned	10,301,752
Payable to affiliates
Accounting and legal services fees	50,367
Transfer agent fees	36,466
Distribution and service fees	132
Trustees' fees	1,558
Other liabilities and accrued expenses	214,424
Total liabilities	12,433,745
Net assets	$1,946,632,556
Net assets consist of
Paid-in capital	$1,148,733,599
Undistributed net investment income	6,347,781
Accumulated net realized gain (loss) on investments	174,209,679
Net unrealized appreciation (depreciation) on investments	617,341,497
Net assets	$1,946,632,556

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($366,342,771 ÷ 19,377,892 shares) [1]	$18.91
Class C ($17,608,205 ÷ 939,867 shares) [1]	$18.73
Class I ($21,012,084 ÷ 1,103,869 shares)	$19.03
Class R2 ($723,711 ÷ 38,018 shares)	$19.04
Class R4 ($471,203 ÷ 24,729 shares)	$19.05
Class R6 ($977,214 ÷ 51,246 shares)	$19.07
Class NAV ($1,539,497,368 ÷ 80,759,679 shares)	$19.06
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       17

STATEMENT OF OPERATIONS   For the six months ended 9-30-17 (unaudited)

Investment income
Dividends	$12,537,285
Securities lending	263,584
Interest	207,729
Total investment income	13,008,598
Expenses
Investment management fees	6,815,883
Distribution and service fees	534,351
Accounting and legal services fees	161,465
Transfer agent fees	221,417
Trustees' fees	17,418
State registration fees	41,950
Printing and postage	39,273
Professional fees	45,849
Custodian fees	125,145
Other	15,504
Total expenses	8,018,255
Less expense reductions	(79,981)
Net expenses	7,938,274
Net investment income	5,070,324
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	110,506,085
Affiliated investments	(3,152)
110,502,933
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	110,949,723
Affiliated investments	693
110,950,416
Net realized and unrealized gain	221,453,349
Increase in net assets from operations	$226,523,673

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-17	Year ended 3-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$5,070,324	$10,838,848
Net realized gain	110,502,933	119,734,708
Change in net unrealized appreciation (depreciation)	110,950,416	140,636,838
Increase in net assets resulting from operations	226,523,673	271,210,394
Distributions to shareholders
From net investment income
Class A	—	(855,968)
Class I	—	(56,175)
Class R2	—	(2,001)
Class R4	—	(1,064)
Class R6	—	(3,723)
Class NAV	—	(9,806,198)
From net realized gain
Class A	—	(11,508,730)
Class C	—	(556,546)
Class I	—	(377,009)
Class R2	—	(34,722)
Class R4	—	(8,259)
Class R6	—	(20,753)
Class NAV	—	(54,659,622)
Total distributions	—	(77,890,770)
From fund share transactions	(251,083,925)	82,979,324
Total increase (decrease)	(24,560,252)	276,298,948
Net assets
Beginning of period	1,971,192,808	1,694,893,860
End of period	$1,946,632,556	$1,971,192,808
Undistributed net investment income	$6,347,781	$1,277,457

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       19

Financial highlights

Class A Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$16.89		$15.33	$16.44	$15.50	$12.62	$12.14
Net investment income (loss)[2]	0.02		0.04	0.03	0.03	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	2.00		2.12	(0.24)	2.14	3.46	0.49
Total from investment operations	2.02		2.16	(0.21)	2.17	3.42	0.51
Less distributions
From net investment income	—		(0.04)	(0.05)	—	—	—
From net realized gain	—		(0.56)	(0.85)	(1.23)	(0.54)	(0.03)
Total distributions	—		(0.60)	(0.90)	(1.23)	(0.54)	(0.03)
Net asset value, end of period	$18.91		$16.89	$15.33	$16.44	$15.50	$12.62
Total return (%)[3,4]	12.03	[5]	14.34	(1.45)	14.68	27.27	4.25
Ratios and supplemental data
Net assets, end of period (in millions)	$366		$343	$18	$18	$10	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6]	1.11	1.19	1.33	1.51	2.01
Expenses including reductions	1.09	[6]	1.10	1.18	1.30	1.30	1.30
Net investment income (loss)	0.24	[6]	0.27	0.20	0.16	(0.29)	0.18
Portfolio turnover (%)	37		94	90	109	91	100

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       20

Class C Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$16.80		$15.32	$16.51	$16.49
Net investment loss[3]	(0.05)		(0.08)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	1.98		2.12	(0.25)	1.29
Total from investment operations	1.93		2.04	(0.34)	1.25
Less distributions
From net realized gain	—		(0.56)	(0.85)	(1.23)
Net asset value, end of period	$18.73		$16.80	$15.32	$16.51
Total return (%)[4,5]	11.55	[6]	13.53	(2.24)	8.20	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$18		$17	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	[7]	1.86	2.50	7.03	[7]
Expenses including reductions	1.84	[7]	1.85	1.94	2.05	[7]
Net investment loss	(0.51	) [7]	(0.48)	(0.54)	(0.42	) [7]
Portfolio turnover (%)	37		94	90	109	[8]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       21

Class I Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$16.98		$15.41	$16.53	$15.58	$12.67	$12.16
Net investment income[2]	0.05		0.08	0.08	0.10	0.01	0.06
Net realized and unrealized gain (loss) on investments	2.00		2.13	(0.24)	2.14	3.47	0.50
Total from investment operations	2.05		2.21	(0.16)	2.24	3.48	0.56
Less distributions
From net investment income	—		(0.08)	(0.11)	(0.06)	(0.03)	(0.02)
From net realized gain	—		(0.56)	(0.85)	(1.23)	(0.54)	(0.03)
Total distributions	—		(0.64)	(0.96)	(1.29)	(0.57)	(0.05)
Net asset value, end of period	$19.03		$16.98	$15.41	$16.53	$15.58	$12.67
Total return (%)[3]	12.07	[4]	14.70	(1.17)	15.07	27.68	4.62
Ratios and supplemental data
Net assets, end of period (in millions)	$21		$17	$10	$12	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	[5]	0.85	0.90	1.50	2.62	5.88
Expenses including reductions	0.83	[5]	0.84	0.88	0.94	0.94	0.94
Net investment income	0.51	[5]	0.47	0.50	0.62	0.09	0.51
Portfolio turnover (%)	37		94	90	109	91	100

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       22

Class R2 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$17.02		$15.44	$16.55	$16.50
Net investment income[3]	0.01		0.03	0.01	—	[4]
Net realized and unrealized gain (loss) on investments	2.01		2.14	(0.25)	0.05
Total from investment operations	2.02		2.17	(0.24)	0.05
Less distributions
From net investment income	—		(0.03)	(0.02)	—
From net realized gain	—		(0.56)	(0.85)	—
Total distributions	—		(0.59)	(0.87)	—
Net asset value, end of period	$19.04		$17.02	$15.44	$16.55
Total return (%)[5]	11.93	[6]	14.30	(1.63)	0.30	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	[8]	1.18	4.73	15.09	[8]
Expenses including reductions	1.19	[8]	1.17	1.32	13.96	[8]
Net investment income	0.08	[8]	0.19	0.06	—	[8,9]
Portfolio turnover (%)	37		94	90	109	[10]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
[10]	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       23

Class R4 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$17.01		$15.43	$16.55	$16.50
Net investment income[3]	0.05		0.07	0.04	—	[4]
Net realized and unrealized gain (loss) on investments	1.99		2.14	(0.25)	0.05
Total from investment operations	2.04		2.21	(0.21)	0.05
Less distributions
From net investment income	—		(0.07)	(0.06)	—
From net realized gain	—		(0.56)	(0.85)	—
Total distributions	—		(0.63)	(0.91)	—
Net asset value, end of period	$19.05		$17.01	$15.43	$16.55
Total return (%)[5]	12.06	[6]	14.60	(1.47)	0.30	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[8]	1.02	4.73	15.09	[8]
Expenses including reductions	0.92	[8]	0.91	1.13	1.18	[8]
Net investment income	0.53	[8]	0.44	0.25	0.18	[8]
Portfolio turnover (%)	37		94	90	109

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       24

Class R6 Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$17.01		$15.42	$16.55	$16.50
Net investment income[3]	0.05		0.09	0.10	—	[4]
Net realized and unrealized gain (loss) on investments	2.01		2.16	(0.25)	0.05
Total from investment operations	2.06		2.25	(0.15)	0.05
Less distributions
From net investment income	—		(0.10)	(0.13)	—
From net realized gain	—		(0.56)	(0.85)	—
Total distributions	—		(0.66)	(0.98)	—
Net asset value, end of period	$19.07		$17.01	$15.42	$16.55
Total return (%)[5]	12.18	[6]	14.87	(1.09)	0.30	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	[8]	0.75	4.75	15.91	[8]
Expenses including reductions	0.73	[8]	0.73	0.73	0.81	[8]
Net investment income	0.58	[8]	0.50	0.65	0.63	[8]
Portfolio turnover (%)	37		94	90	109	[9]

[1]	Six months ended 9-30-17. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       25

Class NAV Shares Period ended	9-30-17	[1]	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.00		$15.42	$16.55	$15.58	$12.67	$12.16
Net investment income[2]	0.05		0.10	0.10	0.12	0.04	0.08
Net realized and unrealized gain (loss) on investments	2.01		2.14	(0.25)	2.17	3.47	0.50
Total from investment operations	2.06		2.24	(0.15)	2.29	3.51	0.58
Less distributions
From net investment income	—		(0.10)	(0.13)	(0.09)	(0.06)	(0.04)
From net realized gain	—		(0.56)	(0.85)	(1.23)	(0.54)	(0.03)
Total distributions	—		(0.66)	(0.98)	(1.32)	(0.60)	(0.07)
Net asset value, end of period	$19.06		$17.00	$15.42	$16.55	$15.58	$12.67
Total return (%)[3]	12.18	[4]	14.81	(1.09)	15.43	27.88	4.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,539		$1,592	$1,666	$2,078	$1,452	$1,013
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	[5]	0.73	0.74	0.72	0.74	0.78
Expenses including reductions	0.72	[5]	0.73	0.74	0.72	0.73	0.78
Net investment income	0.59	[5]	0.61	0.64	0.72	0.26	0.71
Portfolio turnover (%)	37		94	90	109	91	100

[1]	Six months ended 9-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       26

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Strategic Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       27

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2017, by major security category or type:

	Total value at 9-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$371,407,011	$371,407,011	—	—
Consumer staples	80,173,513	80,173,513	—	—
Energy	22,490,205	22,490,205	—	—
Financials	109,528,830	109,528,830	—	—
Health care	288,613,472	288,613,472	—	—
Industrials	148,028,151	148,028,151	—	—
Information technology	805,248,223	803,912,626	$1,335,597	—
Real estate	35,737,919	35,737,919	—	—
Securities lending collateral	10,299,263	10,299,263	—	—
Short-term investments	87,082,427	—	87,082,427	—
Total investments in securities	$1,958,609,014	$1,870,190,990	$88,418,024	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received

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from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2017, the fund loaned common stocks valued at $10,085,821 and received $10,301,752 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended September 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended September 30, 2017, were $3,826.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, expiration of capital loss carryforwards and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $500 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets; (c) 0.675% of the next $500 million of the fund's average daily net assets; and (d) 0.650% of the fund's average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended Sepember 30, 2017, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended Sepember 30, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$14,366	Class R4	$13
Class C	693	Class R6	77
Class I	759	Class NAV	63,874
Class R2	35	Total	$79,817

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

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The investment management fees incurred for the six months ended September 30, 2017 were equivalent to a net annual effective rate of 0.68% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fees	Class	Rule 12b-1 fee	Service fees
Class A	0.25%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $164 for Class R4 shares for the six months ended September 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $127,646 for the six months ended September 30, 2017. Of this amount, $20,554 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $85,870 was paid as sales commissions to broker-dealers and $21,222 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2017, CDSCs received by the Distributor amounted to $657 and $273 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the six months ended September 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$445,914	$201,870
Class C	86,012	9,734
Class I	—	9,667
Class R2	1,966	59
Class R4	459	22
Class R6	—	65
Total	$534,351	$221,417

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$10,618,546	1	1.250%	$369

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2017 and for the year ended March 31, 2017 were as follows:

		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	485,244	$8,686,758	749,612	$11,943,328
Issued in reorganization (Note 9)	—	—	21,468,382	331,978,464
Distributions reinvested	—	—	761,147	11,919,564
Repurchased	(1,432,820)	(25,652,064)	(3,839,049)	(61,321,302)
Net increase (decrease)	(947,576)	($16,965,306)	19,140,092	$294,520,054
Class C shares
Sold	28,745	$512,165	62,516	$988,888
Issued in reorganization (Note 9)	—	—	1,055,831	16,315,435
Distributions reinvested	—	—	31,916	498,210
Repurchased	(82,783)	(1,468,961)	(212,680)	(3,370,383)
Net increase (decrease)	(54,038)	($956,796)	937,583	$14,432,150
Class I shares
Sold	235,817	$4,261,874	943,754	$15,295,486
Issued in reorganization (Note 9)	—	—	281,166	4,371,431
Distributions reinvested	—	—	26,643	419,092
Repurchased	(129,282)	(2,318,187)	(893,470)	(14,057,354)
Net increase	106,535	$1,943,687	358,093	$6,028,655

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		Six months ended 9-30-17		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,087	$19,355	10,833	$173,528
Issued in reorganization (Note 9)	—	—	58,403	909,678
Distributions reinvested	—	—	1,620	25,559
Repurchased	(22,415)	(401,435)	(17,571)	(285,072)
Net increase (decrease)	(21,328)	($382,080)	53,285	$823,693
Class R4 shares
Sold	10,177	$188,523	224	$3,588
Issued in reorganization (Note 9)	—	—	8,608	134,034
Distributions reinvested	—	—	123	1,938
Repurchased	(376)	(6,836)	(88)	(1,395)
Net increase	9,801	$181,687	8,867	$138,165
Class R6 shares
Sold	276	$4,925	47,217	$771,958
Issued in reorganization (Note 9)	—	—	362,123	5,636,589
Distributions reinvested	—	—	1,300	20,472
Repurchased	(6,074)	(108,712)	(359,657)	(5,600,153)
Net increase (decrease)	(5,798)	($103,787)	50,983	$828,866
Class NAV shares
Sold	948,685	$16,563,400	1,762,330	$28,246,290
Distributions reinvested	—	—	4,095,668	64,465,820
Repurchased	(13,832,612)	(251,364,730)	(20,225,859)	(326,504,369)
Net decrease	(12,883,927)	($234,801,330)	(14,367,861)	($233,792,259)
Total net increase (decrease)	(13,796,331)	($251,083,925)	6,181,042	$82,979,324

Affiliates of the fund owned 3%, 47%, 92% and 100% of shares of Class I, Class R4, Class R6 and Class NAV, respectively, on September 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $715,735,412 and $960,348,941, respectively, for the six months ended September 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2017, funds within the John Hancock group of funds complex held 79.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	19.4%
John Hancock Variable Insurance Trust Lifestyle Growth MVP	14.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.9%
John Hancock Variable Insurance Trust Lifestyle Balanced MVP	9.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.9%

Note 9 — Reorganization

On March 30, 2016, the shareholders of John Hancock Select Growth Fund (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of the Acquiring Portfolio's shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with similar investment objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio's identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 22, 2016. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net asset value of the Acquired Portfolio	Appreciation of the Acquired Portfolio investment	Shares redeemed by the Acquired Portfolio	Shares issued by the Acquiring Portfolio	Acquiring Portfolio net assets prior to combination	Acquiring Portfolio total net assets after combination
Strategic Growth Fund	Select Growth Fund	$359,345,631	$15,546,164	18,553,593	23,234,513	$1,692,096,430	$2,051,442,061

See Note 5 for capital shares issued in connection with the above referenced reorganization.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Strategic Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisions may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016. The Board also noted that the fund outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and that net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including the fact that the fund's net total expenses had decreased from the previous year. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       37

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       38

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       39

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       40

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF403055	393SA 9/17 11/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form NCSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 17, 2017